SEC Registration Nos.
                                                  811-3591 and 2-80154


                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

                       REGISTRATION STATEMENT UNDER THE
                            SECURITIES ACT OF 1933

                      Post-Effective Amendment No. 40 XX

                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                            INVESTMENT ACT OF 1940

                             Amendment No. 40 XX


                        Calvert Variable Series, Inc.

              (Exact Name of Registrant as Specified in Charter)

                            4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                   (Address of Principal Executive Offices)

                Registrant's Telephone Number: (301) 951-4800

                             William M. Tartikoff
                            4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective

__ Immediately upon filing              __ on (date)
pursuant to paragraph (b)               pursuant to paragraph (b)

XX 75 days after filing                 __ on (date)
pursuant to paragraph (a)               pursuant to paragraph (a)

of Rule 485.

CALVERT  VARIABLE  SERIES,  INC.
AMERITAS  PORTFOLIOS
PROSPECTUS
January  1,  2001


About  the  Portfolios
2     Investment  Objectives  and  Strategies
5     Principal  Investment  Practices  and  Risks

About  Your  Investment
9     The  Fund  and  Its  Management
10     Purchase,  Exchange  and  Redemption  of  Shares
11     Dividends  and  Distributions
11     Taxes


Portfolios  In  This  Prospectus
Ameritas  Select  Portfolio
Ameritas  Micro  Cap  Portfolio





These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) or any State Securities Commission, nor has the SEC or any State Securities Commission passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

AMERITAS  SELECT  PORTFOLIO

Objective
The Ameritas Select Portfolio seeks long-term capital appreciation. This objective may be changed by the Fund's Board of Directors without shareholder approval.


Principal  Investment  Strategies
The Ameritas Select Portfolio invests primarily in common stocks of U.S. companies. The Portfolio is non-diversified, which means that it is not limited under the Investment Company Act of 1940 to a percentage of assets that it may invest in any one issuer. The Portfolio could own as few as 12 securities, but generally will have 15 to 20 securities in its portfolio.


Principal  Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-     The  stock  market  goes  down
-     The  individual stocks in the Portfolio do not perform as well as expected
-     Investing  in  "value" stocks presents the risk that value stocks may fall
out of          favor with investors and underperform growth stocks during given periods.
-     The  Portfolio  is  non-diversified. Compared to other funds the Portfolio
may          invest  more  of its assets in a smaller number of companies. Gains
or losses on a          single stock may have a greater impact on the Portfolio.


An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.


(No performance results are shown for the Portfolio since it was recently organized.)


Advisor:
Ameritas  Investment  Corp.


Subadvisor:
Harris  Associates  L.P.

AMERITAS  MICRO  CAP  PORTFOLIO

Objective
The Ameritas Micro Cap Portfolio seeks long-term capital appreciation through investment primarily in common stocks of smaller, faster-growing companies whose securities at the time of purchase are considered to be realistically valued. This objective may be changed by the Fund's Board of Directors without shareholder approval.

Principal  Investment  Strategies
Under normal circumstances, the Portfolio will invest substantially all (but no less than 65%) of its total assets in common stocks of smaller companies. The Portfolio will invest primarily in equity securities of micro capitalization companies. Micro capitalization companies are those with capitalizations at the time of purchase of no more than 50% of the weighted average market capitalization of the Russell 2000 Index, measured as of the last time the Index was rebalanced, which is generally June 30 of each year. (This 50% figure was approximately $465 million as of June 30, 2000). The Portfolio may also invest to a lesser extent in companies with market capitalizations in excess of 50% of the weighted average market capitalization of the Russell 2000 Index. The Subadvisor will select investments for the Portfolio based on its assessment of whether the securities are likely to provide favorable capital appreciation over the long term.

The Portfolio may purchase stocks in initial public offerings ("IPOs") and may sell such securities without regard to how long the Portfolio has held the securities. The market capitalizations of the companies whose securities the Portfolio purchases in IPOs may be outside the Portfolio's market capitalization range stated above.

Principal  Risks
You could lose money on your investment in the Portfolio, or the Portfolio could underperform for any of the following reasons:

-     The  stock  market  goes  down
-     The  individual stocks in the Portfolio do not perform as well as expected
- The prices of micro-cap stocks may respond to market activity differently than larger more established companies so there is the possibility of
greater  risk by          investing in smaller capitalized companies rather than
larger,  more  established          companies
-     Investments in emerging growth companies may be     subject to more abrupt
or          erratic  market  movements  and  may  involve  greater  risks  than
investments  in          other  companies.
-     The  Portfolio  will  allocate  its  investments  among  various  industry
sectors.  The          Portfolio  could miss attractive investment opportunities
by underweighting          industry sectors where there are significant returns,
or  could  lose  value over-          weighting industry sectors where there are
significant  declines.


Advisor:
Ameritas  Investment  Corp.


Subadvisor:
David  L.  Babson  &  Company  Inc.

An investment in the Portfolio is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

(No performance results are shown for the Portfolio since it was recently organized.)

Principal  Investment  Practices  and  Risks

The most concise description of each Portfolio's principal investment strategies and associated risks is under the earlier summaries for each Portfolio. The Portfolios are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the investments and techniques, summarized earlier, along with certain additional investment techniques and their risks.

For each of the investment practices listed, the table below shows each Portfolio's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the Portfolio's annual/semi-annual reports.



Key  to  the  Table
J       Portfolio  currently  uses
Q       Permitted,  but  not  typically  used
             (%  of  assets  allowable,  if  restricted)
8       Not  permitted
xN      Allowed  up  to  x%  of  Portfolio's  net  assets
xT      Allowed  up  to  x%  of  Portfolio's  total  assets
N/A     Not  applicable  to  this  type  of  portfolio

Investment  Practices

Active trading strategy/turnover. Involves selling a security soon after Purchase. An active trading strategy causes a fund to have higher portfolio Turnover compared to other funds and higher transaction costs, such as Commissions and custodian and settlement fees, and may increase a portfolio's Tax liability. Risks: opportunity, market and transaction.

                                                Select     Micro Cap

                                                  J          J


Temporary  defensive  positions.
During adverse market, economic or political conditions, the portfolio may Depart from its principal investment strategies by increasing its investment in U.s. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a portfolio may not be able To achieve its investment objective.
Risks:  opportunity.

                                                Select     Micro Cap

                                                  Q          Q

Conventional  securities

Foreign securities. Securities issued by companies located outside the u.s. And/or traded primarily on a foreign exchange. Risks: market, currency, Transaction, liquidity, information and political.

                                                Select     Micro Cap

                                                  25T          Q



Emerging market. Securities issued by companies located in those countries whose Economies and capital markets are not as developed as those of more
Industrialized nations. Risks: market, currency, transaction, liquidity, Information and political.

                                                Select     Micro Cap

                                                  8            Q

Select

Micro  cap

Investment  practices  (cont'd)

Conventional  securities  (cont'd)

Small cap stocks. Investing in small companies involves greater risk than with More established companies. Small cap stock prices are more volatile and the Companies often have limited product lines, markets, financial resources, and Management experience. Risks: market, liquidity and information.

                                                Select     Micro Cap

                                                  Q            J



Investment grade bonds. Bonds rated bbb/baa or higher or comparable unrated Bonds. Risks: interest rate, market and credit.

                                                Select     Micro Cap

                                                  25T          Q



Below-investment grade bonds. Bonds rated below bbb/baa or comparable unrated Bonds are considered junk bonds. They are subject to greater credit risk than Investment grade bonds.
Risks:  credit,  market,  interest  rate,  liquidity  and  information.

                                                Select     Micro Cap

                                                  Q            8


Unrated debt securities. Bonds that have not been rated by a recognized rating Agency; the advisor has determined the credit quality based on its own research.
Risks:  credit,  market,  interest  rate,  liquidity  and  information.


                                                Select     Micro Cap

                                                  J            8


Illiquid securities. Securities which cannot be readily sold because there is no Active market. Risks: liquidity, market and transaction.


                                                Select     Micro Cap

                                                  15N          15N



Unleveraged  derivative  securities

Asset-backed securities. Securities are backed by unsecured debt, such as credit Card debt. These securities are often guaranteed or over-collateralized to Enhance their credit quality. Risks: credit, interest rate and liquidity.

                                                Select     Micro Cap

                                                  8            8



Mortgage-backed securities. Securities are backed by pools of mortgages, Including passthrough certificates, and other senior classes of collateralized Mortgage obligations (cmos). Risks: credit, extension, prepayment, liquidity and Interest rate.

                                                Select     Micro Cap

                                                  8            8


Participation interests. Securities representing an interest in another security Or in bank loans. Risks: credit, interest rate and liquidity.

                                                Select     Micro Cap

                                                  8            8

Leveraged  derivative  instruments


Currency contracts. Contracts involving the right or obligation to buy or sell a Given amount of foreign currency at a specified price and future date. Risks:
Currency,  leverage,  correlation,  liquidity  and  opportunity.

                                                Select     Micro Cap

                                                  8            8


Options on securities and indices. Contracts giving the holder the right but not The obligation to purchase or sell a security (or the cash value, in the case of An option on an index) at a specified price within a specified time. In the case Of selling (writing) options, the portfolios will write call options only if They already own the security (if it is "covered"). Risks: interest rate, Currency, market, leverage, correlation, liquidity, credit and opportunity.

                                                Select     Micro Cap

                                                  8            Q


Futures contract. Agreement to buy or sell a specific amount of a commodity or Financial instrument at a particular price on a specific future date. Risks:
Interest rate, currency, market, leverage, correlation, liquidity and Opportunity.

                                                Select     Micro Cap

                                                  8            Q


Structured securities. Indexed and/or leveraged mortgage-backed and other debt Securities, including principal-only and interest-only securities, leveraged Floating rate securities, and others. These securities tend to be highly Sensitive to interest rate movements and their performance may not correlate to These movements in a conventional fashion. Risks: credit, interest rate, Extension, prepayment, market, leverage, liquidity and correlation.

                                                Select     Micro Cap

                                                  8            8




The Portfolios have additional investment policies and restrictions (for example, repurchase agreements, real estate investment trusts, borrowing, pledging, reverse repurchase agreements, securities lending, when-issued securities and short sales.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types  of  Investment  Risk

Correlation  risk
This occurs when a Portfolio "hedges"- uses one investment to offset the Portfolio's position in another. If the two investments do not behave in relation to one another the way Portfolio managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit  risk
The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Currency  risk
Currency risk occurs when a Portfolio buys, sells or holds a security denominated in foreign currency. Foreign currencies "float" in value against the U.S. dollar. Adverse changes in foreign currency values can cause investment losses when a Portfolio's investments are converted to U.S. dollars.

Extension  risk
The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information  risk
The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest  rate  risk
The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage  risk
The  risk that occurs in some securities or techniques which tend to magnify the
effect  of  small changes in an index or a          market. This can result in a
loss  that  exceeds  the  amount  actually  invested.

Liquidity  risk
The risk that occurs when investments cannot be readily sold. A Portfolio may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Management  risk
The risk that a Portfolio's portfolio management practices might not work to achieve their desired result.

Market  risk
The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity  risk
The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political  risk
The risk that may occur with foreign investments, and means that the value of an investment may be adversely affected by nationalization, taxation, war, government instability or other economic or political actions or factors.

Prepayment  risk
The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Portfolio must then reinvest those assets at the current, market rate which may be lower.

Transaction  risk
The risk that a Portfolio may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

The  Fund  and  Its  Management

About  Ameritas  Investment  Corp.
Ameritas Investment Corp. ("AIC") (5900 "O" Street, 4th Floor, Lincoln, Nebraska 68510-1889) serves as the investment advisor of the Portfolios pursuant to an Investment Advisory Agreement with the Fund. AIC is registered as an investment advisor under the Investment Advisors Act of 1940 and also is registered as a broker dealer under the Securities Exchange Act of 1934. AIC serves as the underwriter of variable products issued by its affiliates, Ameritas Variable Life Insurance Company and Ameritas Life Insurance Corp.

AIC serves as the overall investment manager of the Ameritas Portfolios, authorized to exercise full investment discretion and make all determinations with respect to the investment of the assets of the respective Portfolios, but has, at its own cost and expense, retained subadvisors to provide day-to-day portfolio management for each of the Portfolios.

Subadvisors  and  Portfolio  Managers

Harris  Associates  L.P. ("Harris") (Two North LaSalle Street, Chicago, Illinois
60602) serves as the investment subadvisor to the Select Portfolio. The investment management firm of Harris Associates L.P. manages equity and balanced portfolios for individuals and institutions. Headquartered in Chicago, Harris Associates also serves as the adviser to The Oakmark Family of Funds, a family of no-load mutual funds. Harris Partners L.L.C., a subsidiary of Harris Associates, is the general partner to several alternative investment partnerships.

Select Portfolio is managed by Floyd J. Bellman, C.F.A., William C. Nygren, C.F.A., and Henry R. Berghoef, C.F.A. Mr. Bellman is Vice President in charge of the Investment Advisory Department. He received a Bachelor of Business Administration degree from the University of Wisconsin, Whitewater in 1980. He has twenty years of investment experience. Before joining Harris Associates in 1995, Mr. Bellman was Vice President and Chairman of the Personal Trust and Asset Management Committee at Harris Trust and Savings Bank. Mr. Nygren joined Harris as an analyst in 1983, and was the Director of Research from September, 1990 to April, 1998. Previously, he had been an analyst with Northwestern Mutual Life Insurance Company. He holds an M.S. in Finance from the University of Wisconsin (1981) and a B.S. in Accounting from the University of Minnesota
(1980). Mr. Berghoef joined Harris as an analyst in 1994 and has been a senior investment analyst since 1994. He holds an M.B.A. from George Washington
University  (1985),  an  M.A.  in  International  Studies  from  Johns  Hopkins
University  (1974),  and  a  B.A.  in  History  from  Calvin  College  (1971).

David L. Babson & Company Inc. ("Babson") (One Memorial Drive, Cambridge, Massachusetts 02142) serves as the investment subadvisor to the Micro Cap Portfolio. Founded in 1940, Babson provides investment advisory services to a substantial number of institutional and other investors, including other registered investment companies. As of June 30, 2000 Babson had over $60 billion in assets under management.

Paul S. Szcygiel and Robert K. Baumbach are primarily responsible for the day-to-day management of the Micro Cap Portfolio. Mr. Szcygiel is a Senior Vice President of Babson and a Chartered Financial Analyst. He has over 16 years of investment experience. Mr. Szcygiel has been employed by Babson (and a company which merged into Babson) in portfolio management since 1994, prior to which he was an Associate Director at Bear Stearns. Mr. Baumbach, also a Senior Vice President of Babson and a Chartered Financial Analyst, has 15 years of investment experience. He has been employed by Babson since November 1999, prior to which he was a Senior Vice President and Senior Analyst at Putnam Investments. Mr. Szcygiel and Mr. Baumbach are supported by a team of investment professionals.

Advisory  Fees
The following table shows the aggregate annual advisory fee for each Portfolio as a percentage of that Portfolio's average daily net assets.

Portfolio     Advisory  Fee
Ameritas  Select  Portfolio                    0.65%
Ameritas  Micro  Cap  Portfolio               0.85%


Purchase,  Exchange  and  Redemption  of  Shares
The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their Variable Accounts. Shares are purchased by the Variable Accounts at the net asset value of the Portfolio next determined after the Insurance Company receives the premium payment. The Fund continuously offers its shares in the Portfolio at a price equal to the net asset value per share. Initial and subsequent payments allocated to the Fund are subject to the limits applicable in the Policies issued by the Insurance Companies.

It is conceivable that in the future it may be disadvantageous for both annuity Variable Accounts and life insurance Variable Accounts, or for Variable Accounts of different Insurance Companies, to invest simultaneously in the Fund, although currently neither the Insurance Companies nor the Fund foresee any such disadvantages to either variable annuity or variable life insurance policy owners of any Insurance Company. The Fund's Board of Directors intends to monitor events in order to identify any material conflicts between such policy owners and to determine what action, if any, should be taken in response thereto.
The Insurance Companies redeem shares of the Portfolio to make benefit and surrender payments under the terms of Policies. Redemptions are processed on any day on which the Fund is open for business (each day the New York Stock Exchange is open), and are effected at the Portfolio's net asset value next determined after the appropriate Insurance Company receives a surrender request in acceptable form.

Payment for redeemed shares will be made promptly, but in no event later than seven days. However, the right of redemption may be suspended or the date of payment postponed in accordance with the Rules under the Investment Company Act of 1940. The amount received upon redemption of the shares of the Fund may be more or less than the amount paid for the shares, depending upon the fluctuations in the market value of the assets owned by the Fund. The Fund redeems all full and fractional shares of the Portfolio for cash. The redemption price is the net asset value per share.

The net asset value of the shares of the Portfolio is determined once daily as of the close of business of the New York Stock Exchange, on days when the Exchange is open for business. The net asset value is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of outstanding shares of the Portfolio.

Except for money market instruments maturing in 60 days or less, securities held by the Portfolio are valued at their market value if market quotations are readily available. Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, although the actual calculations may be made by persons acting pursuant to the direction of the Board. All money market instruments with a remaining maturity of 60 days or less are valued on an amortized cost basis.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veteran's Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus. To protect the interests of investors, the Fund and the distributor may reject any order considered market-timing activity.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Dividends  and  Distributions
It is the Fund's intention to distribute substantially all of the net investment income, if any, of the Portfolios. For dividend purposes, net investment income of the Portfolios consists of all payments of dividends or interest received by such Portfolio, less estimated expenses. All net realized capital gains, if any, of each Portfolio are declared and distributed periodically, no less frequently than annually. All dividends and distributions are reinvested in additional shares of the Portfolio at net asset value.

Taxes
As a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended, the Fund is not subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains. Since the only shareholders of the Portfolios are the Insurance Companies, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal tax consequences to purchasers of the annuity or life insurance policies, see the prospectuses for the Policies.

For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Portfolios' investments is available in the Portfolios' respective Annual and Semi-Annual reports to shareholders. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the respective Portfolios' performance during the last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Portfolios and is incorporated into this prospectus by reference.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Ameritas Portfolios by contacting your broker, or the Fund at:

Ameritas  Investment  Corp.
5900  "O"  Street
Lincoln,  Nebraska  68510-1889
Telephone:  1-800-335-9858

Ameritas  Web-Site  Address:  http://www.ameritas.com

You can review the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission. You can get text-only copies:

For a fee, by writing to or calling the Public Reference Room of the Commission, Washington, D.C. 20549-6009, Telephone: 1-800-SEC-0330.

Free  from  the  Commission's  Internet  website  at  http://www.sec.gov

Investment  Company  Act  File  No.:  811-3591

                          CALVERT VARIABLE SERIES, INC.

                       AMERITAS INCOME & GROWTH PORTFOLIO
                            AMERITAS GROWTH PORTFOLIO
                     AMERITAS SMALL CAPITALIZATION PORTFOLIO
                        AMERITAS MIDCAP GROWTH PORTFOLIO
                       AMERITAS EMERGING GROWTH PORTFOLIO
                           AMERITAS RESEARCH PORTFOLIO
                      AMERITAS GROWTH WITH INCOME PORTFOLIO
                          AMERITAS INDEX 500 PORTFOLIO
                         AMERITAS MONEY MARKET PORTFOLIO
                          AMERITAS SELECT PORTFOLIO
                           AMERITAS MICRO CAP PORTFOLIO


                       Statement of additional information
                                 April 30, 2000,
                       Revised January 1, 2001



     This Statement of Additional Information ("SAI") is not a prospectus. Investors should read the Statement of Additional Information in conjunction With the fund's prospectus, dated April 30, 2000 and January 1, 2001 pertaining to the Ameritas Select Portfolio and the Ameritas Micro Cap Portfolio. The Fund's audited financial statements included in its most recent annual report to shareholders, are expressly incorporated by reference, and made a part of this SAI. The prospectus and the most recent shareholder report may be obtained free of charge by calling 1-800-335-9858 or by writing the fund at 5900 "o" street, Lincoln, Nebraska 68510-1889.



                                TABLE OF CONTENTS
                                -----------------

Investment  Policies  and  risks                   1
Investment  Restrictions                           9
Purchase  and  Redemption  of  Shares             14
Net  Asset  Value                                 15
Taxes                                             15
Calculation  of  Yield  and  Total  Return        16
Directors  and  Officers                          17
Investment  Advisor  and  Subadvisors             20
Administrative  Services  Agent                   21
Transfer  and  Shareholder  Servicing  Agent      21
Independent  Accountants  and  Custodians         22
Method  of  Distribution                          22
Portfolio  Transactions                           22
Personal  Securities  Transactions                23
General  Information                              24
Appendix                                          24

                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

     The Ameritas Portfolios of Calvert Variable Series, Inc. ("the Fund") offer investors the opportunity to invest in several professionally managed securities portfolios which offer the opportunity for growth of capital or current income. The Ameritas Portfolios offer investors a choice of eleven separate portfolios: Income & Growth, Growth, Small Capitalization, Midcap Growth, Emerging Growth, Research, Growth with Income, Index 500, Money Market, Select and Micro Cap Portfolios.

Foreign Securities (not applicable to the index 500 and money market portfolios)

     The portfolios may invest a portion of their assets in foreign securities. The emerging growth, select and micro cap portfolios may invest up to 25%, and the other portfolios may
Each invest up to 20% of their respective assets in the securities of foreign Issuers. The money market portfolio may purchase only high quality, u.s. Dollar-denominated instruments.

     Investments in foreign securities may present risks not typically involved In domestic investments. The fund may purchase foreign securities directly, on Foreign markets, or those represented by american depositary receipts ("adrs"), Or other receipts evidencing ownership of foreign securities, such as International depository receipts and global depositary receipts. Adrs are u.s. Dollar-denominated and traded in the u.s. on exchanges or over the counter. By Investing in adrs rather than directly in foreign issuers' stock, the fund may Possibly avoid some currency and some liquidity risks. The information available For adrs is subject to the more uniform and more exacting accounting, auditing And financial reporting standards of the domestic market or exchange on which They are traded.

     Additional costs may be incurred in connection with international Investment since foreign brokerage commissions and the custodial costs Associated with maintaining foreign portfolio securities are generally higher Than in the united states. Fee expense may also be incurred on currency Exchanges when the fund changes investments from one country to another or Converts foreign securities holdings into u.s. dollars.

     United states government policies have at times, in the past, through Imposition of interest equalization taxes and other restrictions, discouraged Certain investments abroad by united states investors.

     Investing in emerging markets in particular, those countries whose Economies and capital markets are not as developed as those of more Industrialized nations, carries its own special risks. Among other risks, the Economies of such countries may be affected to a greater extent than in other
Countries by price fluctuations of a single commodity, by severe cyclical Climactic conditions, lack of significant history in operating under a Market-oriented economy, or by political instability, including risk of Expropriation.

     in determining the appropriate distribution of investments among various Countries and geographic regions, the subadvisor ordinarily will consider the Following factors: prospects for relative economic growth among foreign Countries; expected levels of inflation; relative price levels of the various Capital markets; government policies influencing business conditions; the Outlook for currency relationships and the range of individual investment Opportunities available to the global investor.

     since investments in securities of issuers domiciled in foreign countries Usually involve currencies of the foreign countries, and since the fund may Temporarily hold funds in foreign currencies during the completion of investment Programs, the value of the assets of the fund as measured in united states Dollars may be affected favorably or unfavorably by changes in foreign currency Exchange rates and exchange control regulations. For example, if the value of The foreign currency in which a security is denominated increases or declines in Relation to the value of the u.s. dollar, the value of the security in u.s. Dollars will increase or decline correspondingly. The fund will conduct its Foreign currency exchange transactions either on a spot (i.e., cash) basis at The spot rate prevailing in the foreign exchange market, or through entering Into forward contracts to purchase or sell foreign currencies. A forward foreign Currency contract involves an obligation to purchase or sell a specific currency At a future date which may be any fixed number of days from the date of the Contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between Currency traders (usually large, commercial banks) and their customers. A Forward foreign currency contract generally has no deposit requirement, and no Commissions are charged at any stage for trades.

     a portfolio may enter into forward foreign currency contracts for two Reasons. First, the portfolio may desire to preserve the united states dollar Price of a security when it enters into a contract for the purchase or sale of a Security denominated in a foreign currency. A portfolio may be able to protect Itself against possible losses resulting from changes in the relationship Between the united states dollar and foreign currencies during the period Between the date the security is purchased or sold and the date on which payment Is made or received by entering into a forward contract for the purchase or Sale, for a fixed amount of dollars, of the amount of the foreign currency Involved in the underlying security transactions.

     second, when the advisor or subadvisor believes that the currency of a Particular foreign country may suffer a substantial decline against the united States dollar, a portfolio may enter into a forward foreign currency contract to Sell, for a fixed amount of dollars, the amount of foreign currency Approximating the value of some or all of the portfolio securities denominated In such foreign currency. The precise matching of the forward foreign currency Contract amounts and the value of the portfolio securities involved will not Generally be possible since the future value of the securities will change as a Consequence of market movements between the date the forward contract is entered Into and the date it matures. The projection of short-term currency market Movement is difficult, and the successful execution of this short-term hedging
Strategy is uncertain. Although forward foreign currency contracts tend to Minimize the risk of loss due to a decline in the value of the hedged currency, At the same time they tend to limit any potential gain which might result should The value of such currency increase. The portfolios do not intend to enter into Such forward contracts under this circumstance on a regular or continuous basis.

Eurocurrency  conversion  risk

     european countries that are members of the european monetary union have Agreed to use a common currency unit, the "euro". Currently, each of these Countries has its own currency unit. Although the advisor does not anticipate Any problems in conversion from the old currencies to the euro, there may be Issues involved in settlement, valuation, and numerous other areas that could Impact the fund. The advisor and subadvisors have been reviewing all of their Computer systems for eurocurrency conversion compliance. There can be no Assurance that there will be no negative impact on the fund, however, the Advisor, subadvisors and custodian have advised the fund that they have been Actively working on any necessary changes to their computer systems to prepare For the conversion, and expect that their systems, and those of their outside Service providers, will be adapted in time for that event.

Foreign  money  market  instruments

     the money market portfolio may invest without limitation in money market Instruments of banks, whether foreign or domestic, including obligations of u.s. Branches of foreign banks ("yankee" instruments) and obligations of foreign Branches of u.s. banks ("eurodollar" instruments). All such instruments must be High-quality, u.s. dollar-denominated obligations. It is an operating (i.e., Nonfundamental) policy of the money market portfolio that it may invest only in Foreign money market instruments if they are of comparable quality to the Obligations of domestic banks. Although these instruments are not subject to Foreign currency risk since they are u.s. dollar-denominated, investments in Foreign money market instruments may involve risks that are different than Investments in securities of u.s. issuers. See "foreign securities" above.

Small  cap  issuers

     the securities of small cap issuers may be less actively traded than the Securities of larger issuers, may trade in a more limited volume, and may change In value more abruptly than securities of larger companies. Information Concerning these securities may not be readily available so that the companies May be less actively followed by stock analysts. Small-cap issuers do not Usually participate in market rallies to the same extent as more widely-known Securities, and they tend to have a relatively higher percentage of insider Ownership.

Investing in smaller, new issuers generally involves greater risk than investing In larger, established issuers. Companies in which the portfolio is likely to Invest may have limited product lines, markets or financial resources and may Lack management depth. The securities in such companies may also have limited Marketability and may be subject to more abrupt or erratic market movements than Securities of larger, more established companies or the market averages in General.

Temporary  defensive  positions

     for temporary defensive purposes - which may include a lack of adequate Purchase candidates or an unfavorable market environment - the fund may invest In cash or cash equivalents. Cash equivalents include instruments such as, but Not limited to, u.s. government and agency obligations, certificates of deposit, Banker's acceptances, time deposits commercial paper, short-term corporate debt Securities, and repurchase agreements.

Repurchase  agreements

     repurchase agreements are arrangements under which a portfolio buys a Security and the seller simultaneously agrees to repurchase the security at a Specified time and price. A portfolio may engage in repurchase agreements in Order to earn a higher rate of return than it could earn simply by investing in The obligation which is the subject of the repurchase agreement. Repurchase Agreements are not, however, without risk. In the event of the bankruptcy of a Seller during the term of a repurchase agreement, a legal question exists as to Whether the portfolio would be deemed the owner of the underlying security or Would be deemed only to have a security interest in and lien upon such security. A portfolio will only engage in repurchase agreements with recognized securities Dealers and banks determined to present minimal credit risk by the advisor. In Addition, a portfolio will only engage in repurchase agreements reasonably
Designed to secure fully during the term of the agreement the seller's Obligation to repurchase the underlying security and will monitor the market Value of the underlying security during the term of the agreement. If the value Of the underlying security declines and is not at least equal to the repurchase Price due the portfolio pursuant to the agreement, the portfolio will require The seller to pledge additional securities or cash to secure the seller's Obligations pursuant to the agreement. If the seller defaults on its obligation To repurchase and the value of the underlying security declines, the portfolio May incur a loss and may incur expenses in selling the underlying security. Repurchase agreements are always for periods of less than one year. Repurchase Agreements not terminable within seven days are considered illiquid.

Reverse  repurchase  agreements

     under a reverse repurchase agreement, a portfolio sells securities to a Bank or securities dealer and agrees to repurchase those securities from such Party at an agreed upon date and price reflecting a market rate of interest. The Portfolio invests the proceeds from each reverse repurchase agreement in Obligations in which it is authorized to invest. The portfolios intend to enter Into a reverse repurchase agreement only when the interest income provided for In the obligation in which the portfolio invests the proceeds is expected to Exceed the amount the portfolio will pay in interest to the other party to the Agreement plus all costs associated with the transactions. The portfolios do not Intend to borrow for leverage purposes. A portfolio will only be permitted to Pledge assets to the extent necessary to secure borrowings and reverse Repurchase agreements.

     during the time a reverse repurchase agreement is outstanding, the Portfolio will maintain in a segregated custodial account an amount of cash, U.s. government securities or other liquid, high-quality debt securities equal In value to the repurchase price. The portfolio will mark to market the value of Assets held in the segregated account, and will place additional assets in the Account whenever the total value of the account falls below the amount required Under applicable regulations.

     the use of reverse repurchase agreements involves the risk that the other Party to the agreements could become subject to bankruptcy or liquidation Proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other Party. Under those circumstances, if at the expiration of the agreement such Securities are of greater value than the proceeds obtained by the portfolio Under the agreements, the portfolio may have been better off had it not entered Into the agreement. However, the portfolio will enter into reverse repurchase Agreements only with banks and dealers which the advisor believes present Minimal credit risks under guidelines adopted by the fund's board of directors. In addition, the portfolio bears the risk that the market value of the Securities sold by the portfolio may decline below the agreed-upon repurchase Price, in which case the dealer may request the portfolio to post additional Collateral.

U.s.  government-backed  obligations

     Ginnie maes, issued by the government national mortgage association, are Typically interests in pools of mortgage loans insured by the federal housing Administration or guaranteed by the veterans administration. A "pool" or group Of such mortgages is assembled and, after approval from gnma, is offered to Investors through various securities dealers. Gnma is a u.s. government Corporation within the department of housing and urban development. Ginnie maes Are backed by the full faith and credit of the united states, which means that The u.s. government guarantees that interest and principal will be paid when Due.

     The advisor will attempt, through careful evaluation of available gnma Issues and prevailing market conditions, to invest in gnma certificates which Provide a high income return but are not subject to substantial risk of loss of Principal. Accordingly, the advisor may forego the opportunity to invest in Certain issues of gnma certificates which would provide a high current income Yield if the advisor determines that such issues would be subject to a risk of Prepayment and loss of principal over the long term that would outweigh the Short-term increment in yield.

Non-Investment  Grade  Debt  Securities

     The Emerging Growth, Research and Select Portfolios may invest in lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's, known as "junk bonds"). Emerging Growth's investment policy provides that it may not invest more than 5%, no more than 10% for Research, and no more than 25% for select, of their respective net assets in securities rated below B by either rating service, or in unrated securities determined by the advisor to be comparable to securities rated below b by either rating service. There is no minimum rating standard required by either portfolio, which includes non-investment grade debt securities. Lower quality debt securities, these securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (see appendix for a description of the ratings.) These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market.
Market prices for these securities may decline significantly in periods of General economic difficulty or rising interest rates. Unrated debt securities May fall into the lower quality category.

     The quality limitation set forth in the portfolios' investment policy is determined immediately after a portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining Whether an investment complies with the portfolio's investment policy.

     When purchasing high-yielding securities, rated or unrated, the advisor Prepares its own careful credit analysis to attempt to identify those issuers Whose financial condition is adequate to meet future obligations or is expected To be adequate in the future. Through portfolio diversification and credit Analysis, investment risk can be reduced, although there can be no assurance That losses will not occur.

Derivatives

     A portfolio can use various techniques to increase or decrease its exposure To changing security prices, interest rates, or other factors that affect Security values. These techniques may involve derivative transactions such as Buying and selling options and futures contracts and leveraged notes, entering Into swap agreements, and purchasing indexed securities. The portfolios can use These practices either as substitution or as protection against an adverse move In the portfolio to adjust the risk and return characteristics of the portfolio. If the advisor and/or subadvisor judges market conditions incorrectly or employs A strategy that does not correlate well with a portfolio's investments, or if The counterparty to the transaction does not perform as promised, these Techniques could result in a loss. These techniques may increase the volatility Of a portfolio and may involve a small investment of cash relative to the Magnitude of the risk assumed. Derivatives are often illiquid.

Options  and  Futures  Contracts

     The emerging growth, growth with income, index 500 and select portfolios may, in
Pursuit of their investment objectives, purchase put and call options and engage In the writing of covered call options and secured put options on securities, And employ a variety of other investment techniques. Specifically, these Portfolios may also engage in the purchase and sale of stock index future Contracts, foreign currency futures contracts, interest rate futures contracts, And options on such futures, as described more fully below.

     These portfolios will engage in such transactions only to hedge the Existing positions in the respective portfolios. They will not engage in such Transactions for the purposes of speculation or leverage. Such investment Policies and techniques may involve a greater degree of risk than those inherent In more conservative investment approaches.

     These portfolios will not engage in such options or futures transactions Unless they receive appropriate regulatory approvals permitting them to engage In such transactions. These portfolios may write "covered options" on securities In standard contracts traded on national securities exchanges. These portfolios Will write such options in order to receive the premiums from options that Expire and to seek net gains from closing purchase transactions with respect to Such options.

     Put and call options. These portfolios may purchase put and call options, In standard contracts traded on national securities exchanges, on securities of Issuers which meet the portfolios' criteria. These portfolios will purchase such Options only to hedge against changes in the value of securities the portfolios Hold and not for the purposes of speculation or leverage. In buying a put, a Portfolio has the right to sell the security at the exercise price, thus Limiting its risk of loss through a decline in the market value of the security Until the put expires. The amount of any appreciation in the value of the Underlying security will be partially offset by the amount of the premium paid For the put option and any related transaction costs. Prior to its expiration, a Put option may be sold in a closing sale transaction and any profit or loss from The sale will depend on whether the amount received is more or less than the Premium paid for the put option plus the related transaction costs.

     These portfolios may purchase call options on securities that they may Intend to purchase and that meet the portfolios' criteria. Such transactions may Be entered into in order to limit the risk of a substantial increase in the Market price of the security which the portfolio intends to purchase. Prior to Its expiration, a call option may be sold in a closing sale transaction. Any Profit or loss from such a sale will depend on whether the amount received is More or less than the premium paid for the call option plus the related Transaction costs.

     Covered options. These portfolios may write only covered options on equity And debt securities in standard contracts traded on national securities Exchanges. For call options, this means that so long as a portfolio is obligated As the writer of a call option, that portfolio will own the underlying security Subject to the option and, in the case of put options, that portfolio will, Through its custodian, deposit and maintain either cash or securities with a Market value equal to or greater than the exercise price of the option.

     When a portfolio writes a covered call option, the portfolio gives the Purchaser the right to purchase the security at the call option price at any Time during the life of the option. As the writer of the option, the portfolio Receives a premium, less a commission, and in exchange foregoes the opportunity To profit from any increase in the market value of the security exceeding the Call option price. The premium serves to mitigate the effect of any depreciation In the market value of the security. Writing covered call options can increase The income of the portfolio and thus reduce declines in the net asset value per Share of the portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the portfolio to Forego future appreciation of the securities covered by the option.

     When a portfolio writes a secured put option, it will gain a profit in the Amount of the premium, less a commission, so long as the price of the underlying Security remains above the exercise price. However, the portfolio remains Obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security funds below the exercise price) At any time during the option period. If the price of the underlying security Falls below the exercise price, the portfolio may realize a loss in the amount Of the difference between the exercise price and the sale price of the security, Less the premium received.

     These portfolios may purchase securities that may be covered by call Options solely on the basis of considerations consistent with the investment Objectives and policies of the portfolios. The portfolio turnover rate may Increase through the exercise of a call option; this will generally occur if the Market value of a "covered" security increases and the portfolio has not entered Into a closing purchase transaction.

     Risks related to options transactions. The portfolios can close out their Respective positions in exchange-traded options only on an exchange which Provides a secondary market in such options. Although these portfolios intend to Acquire and write only such exchange-traded options for which an active Secondary market appears to exist, there can be no assurance that such a market Will exist for any particular option contract at any particular time. This might Prevent the portfolios from closing an options position, which could impair the Portfolios' ability to hedge effectively. The inability to close out a call Position may have an adverse effect on liquidity because the portfolio may be Required to hold the securities underlying the option until the option expires Or is exercised.

     Futures transactions. These portfolios may purchase and sell futures Contracts ("futures contracts") but only when, in the judgment of the advisor, Such a position acts as a hedge against market changes which would adversely Affect the securities held by the portfolios. These futures contracts may Include, but are not limited to, market index futures contracts and futures Contracts based on u.s. government obligations.

     A futures contract is an agreement between two parties to buy and sell a Security on a future date which has the effect of establishing the current price For the security. Although futures contracts by their terms require actual Delivery and acceptance of securities, in most cases the contracts are closed Out before the settlement date without the making or taking of delivery of Securities. Upon buying or selling a futures contract, the portfolio deposits Initial margin with its custodian, and thereafter daily payments of maintenance Margin are made to and from the executing broker. Payments of maintenance margin Reflect changes in the value of the futures contract, with the portfolio being Obligated to make such payments if its futures position becomes less valuable And entitled to receive such payments if its positions become more valuable.

     These portfolios may only invest in futures contracts to hedge their Respective existing investment positions and not for income enhancement, Speculation or leverage purposes. Although some of the securities underlying the Futures contract may not necessarily meet the portfolios' criteria, any such Hedge position taken by these portfolios will not constitute a direct ownership Interest in the underlying securities.

     Futures contracts have been designed by boards of trade which have been Designated "contracts markets" by the commodity futures trading commission ("cftc"). As series of a registered investment company, the portfolios are Eligible for exclusion from the cftc's definition of "commodity pool operator," Meaning that the portfolios may invest in futures contracts under specified Conditions without registering with the cftc. Among these conditions are Requirements that each portfolio invest in futures only for hedging purposes. Futures contracts trade on contracts markets in a manner that is similar to the Way a stock trades on a stock exchange and the boards of trade, through their Clearing corporations, guarantee performance of the contracts.

     Options on futures contracts. These portfolios may purchase and write put Or call options and sell call options on futures contracts in which a portfolio Could otherwise invest and which are traded on a u.s. exchange or board of Trade. The portfolios may also enter into closing transactions with respect to Such options to terminate an existing position; that is, to sell a put option Already owned and to buy a call option to close a position where the portfolio Has already sold a corresponding call option.

     The portfolios may only invest in options on futures contracts to hedge Their respective existing investment positions and not for income enhancement, Speculation or leverage purposes. Although some of the securities underlying the Futures contract underlying the option may not necessarily meet the portfolios' Criteria, any such hedge position taken by these portfolios will not constitute A direct ownership interest in the underlying securities.

     An option on a futures contract gives the purchaser the right, in return For the premium paid, to assume a position in a futures contract - a long Position if the option is a call and a short position if the option is a put - At a specified exercise price at any time during the period of the option. The Portfolios will pay a premium for such options purchased or sold. In connection With such options bought or sold, the portfolios will make initial margin Deposits and make or receive maintenance margin payments which reflect changes In the market value of such options. This arrangement is similar to the margin Arrangements applicable to futures contracts described above.

     Put options on futures contracts. The purchase of put options on futures Contracts is analogous to the sale of futures contracts and is used to protect The portfolio against the risk of declining prices. These portfolios may Purchase put options and sell put options on futures contracts that are already Owned by that portfolio. The portfolios will only engage in the purchase of put Options and the sale of covered put options on market index futures for hedging Purposes.

     Call options on futures contracts. The sale of call options on futures Contracts is analogous to the sale of futures contracts and is used to protect The portfolio against the risk of declining prices. The purchase of call options On futures contracts is analogous to the purchase of a futures contract. These Portfolios may only buy call options to close an existing position where the Portfolio has already sold a corresponding call option, or for a cash hedge. The Portfolios will only engage in the sale of call options and the purchase of call Options to cover for hedging purposes.

     Writing call options on futures contracts. The writing of call options on Futures contracts constitutes a partial hedge against declining prices of the Securities deliverable upon exercise of the futures contract. If the futures Contract price at expiration is below the exercise price, the portfolio will Retain the full amount of the option premium which provides a partial hedge Against any decline that may have occurred in the portfolio's securities Holdings.

     Risks of options and futures contracts. If one of these portfolios has sold Futures or takes options positions to hedge its portfolio against decline in the Market and the market later advances, the portfolio may suffer a loss on the Futures contracts or options which it would not have experienced if it had not Hedged. Correlation is also imperfect between movements in the prices of futures Contracts and movements in prices of the securities which are the subject of the Hedge. Thus the price of the futures contract or option may move more than or Less than the price of the securities being hedged. Where a portfolio has sold Futures or taken options positions to hedge against decline in the market, the Market may advance and the value of the securities held in the portfolio may Decline. If this were to occur, the portfolio might lose money on the futures Contracts or options and also experience a decline in the value of its portfolio Securities. However, although this might occur for a brief period or to a slight Degree, the value of a diversified portfolio will tend to move in the direction Of the market generally.

     The portfolios can close out futures positions only on an exchange or board Of trade which provides a secondary market in such futures. Although the Portfolios intend to purchase or sell only such futures for which an active Secondary market appears to exist, there can be no assurance that such a market Will exist for any particular futures contract at any particular time. This Might prevent the portfolios from closing a futures position, which could Require a portfolio to make daily cash payments with respect to its position in The event of adverse price movements.

     Options on futures transactions bear several risks apart from those Inherent in options transactions generally. The portfolios' ability to close out Their options positions in futures contracts will depend upon whether an active Secondary market for such options develops and is in existence at the time the Portfolios seek to close their positions. There can be no assurance that such a Market will develop or exist. Therefore, the portfolios might be required to Exercise the options to realize any profit.

Foreign  Currency  Transactions

     Forward foreign currency exchange contracts. A forward foreign currency Exchange contract involves an obligation to purchase or sell a specific currency At a future date, which may be any fixed number of days ("term") from the date Of the contract agreed upon by the parties, at a price set at the time of the Contract. These contracts are traded directly between currency traders (usually Large commercial banks) and their customers.

     A portfolio will not enter into such forward contracts or maintain a net Exposure in such contracts where it would be obligated to deliver an amount of Foreign currency in excess of the value of its portfolio securities and other Assets denominated in that currency. The advisor believes that it is important To have the flexibility to enter into such forward contract when it determines That to do so is in a portfolio's best interests.

     Foreign currency options. A foreign currency option provides the option Buyer with the right to buy or sell a stated amount of foreign currency at the Exercise price on or before a specified date. A call option gives its owner the Right, but not the obligation, to buy the currency, while a put option gives its Owner the right, but not the obligation, to sell the currency. The option seller Buyer may close its position any time prior to expiration of the option period. A call rises in value if the underlying currency appreciates. Conversely, a put Rises in value if the underlying currency depreciates. Purchasing a foreign Currency option can protect a portfolio against adverse movement in the value of A foreign currency.

     Foreign currency futures transactions. A portfolio may use foreign currency Futures contracts and options on such futures contracts. Through the purchase or Sale of such contracts, it may be able to achieve many of the same objectives Attainable through the use of foreign currency forward contracts, but more Effectively and possibly at a lower cost.

     Unlike forward foreign currency exchange contracts, foreign currency Futures contracts and options on foreign currency futures contracts are Standardized as to amount and delivery period and are traded on boards of trade And commodities exchanges. It is anticipated that such contracts may provide Greater liquidity and lower cost than forward foreign currency exchange Contracts.

Lending  Portfolio  Securities

     The fund may lend its portfolio securities to member firms of the new york Stock exchange and commercial banks with assets of one billion dollars or more. Any such loans must be secured continuously in the form of cash or cash Equivalents such as u.s. treasury bills. The amount of the collateral must on a Current basis equal or exceed the market value of the loaned securities, and the Fund must be able to terminate such loans upon notice at any time. The fund will Exercise its right to terminate a securities loan in order to preserve its right To vote upon matters of importance affecting holders of the securities.

     The advantage of such loans is that the fund continues to receive the Equivalent of the interest earned or dividends paid by the issuers on the loaned Securities while at the same time earning interest on the cash or equivalent
Collateral which may be invested in accordance with the fund's investment Objective, policies and restrictions.

     Securities loans are usually made to broker-dealers and other financial Institutions to facilitate their delivery of such securities. As with any Extension of credit, there may be risks of delay in recovery and possibly loss Of rights in the loaned securities should the borrower of the loaned securities Fail financially. However, the fund will make loans of its portfolio securities Only to those firms the advisor deems creditworthy and only on terms the advisor Believes should compensate for such risk. On termination of the loan, the Borrower is obligated to return the securities to the fund. The fund will Recognize any gain or loss in the market value of the securities during the loan Period. The fund may pay reasonable custodial fees in connection with the loan.

When-Issued  and  Delayed  delivery  Securities

     From time to time, in the ordinary course of business, each portfolio may Purchase securities on a when-issued or delayed delivery basis -- that is, Delivery and payment can take place a month or more after the date of the Transactions. The securities purchased in this manner are subject to market Fluctuation and no interest accrues to the purchaser during this period. At the Time a portfolio makes a commitment to purchase securities on a when-issued or Delayed delivery basis, the price is fixed and the portfolio will record the Transaction and thereafter reflect the value, each day, of the security in Determining the net asset value of the portfolio. At the time of delivery of the Securities, the value may be more or less than the purchase price.

     The portfolio will enter commitments for when-issued or delayed delivery Securities only when it intends to acquire the securities. Accordingly, when a Portfolio purchases a when-issued security, it will maintain an amount of cash, Cash equivalents (for example, commercial paper and daily tender adjustable Notes) or short-term high-grade fixed income securities in a segregated account With the portfolio's custodian, so that the amount so segregated plus the amount Of initial and variation margin held in the account of its broker equals the Market value of the when-issued purchase, thereby ensuring the transaction is Unleveraged.

                             INVESTMENT RESTRICTIONS
                             -----------------------

INCOME  &  GROWTH,  GROWTH,  SMALL  CAPITALIZATION  AND MIDCAP GROWTH PORTFOLIOS

     The portfolios have adopted the following fundamental investment Restrictions. These restrictions cannot be changed without the approval of the Holders of a majority of the outstanding shares of each of the portfolios. The Portfolios may not:

1. Purchase the securities of any issuer, other than u.s. government Securities, if as a result more than 5% of the value of a portfolio's total Assets would be invested in the securities of the issuer, except that up to 25% Of the value of the portfolio's total assets may be invested without regard to This limitation.
2. Purchase more than 10% of the voting securities of any one issuer or more Than 10% of the securities of any class of any one issuer. This limitation shall Not apply to investments in u.s. government securities.
3. Sell securities short or purchase securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of Purchases and sales of securities. These restrictions shall not apply to Transactions involving selling securities "short against the box."
4. Borrow money, except that the portfolio may borrow for temporary or Emergency (but not leveraging) purposes, including the meeting of redemption Requests that might otherwise require the untimely disposition of securities, in An amount not exceeding 10% of the value of the portfolio's total assets
(including the amount borrowed) valued at the lesser of cost or market, less Liabilities (not including the amount borrowed) at the time the borrowing is Made. Whenever borrowings exceed 5% of the value of the portfolio's total Assets, the portfolio will not make any additional investments. Immediately After any borrowing, including reverse repurchase agreements and mortgage-backed Rolls, the portfolio will maintain asset coverage of not less than 300% with Respect to all borrowings.
5. Pledge, hypothecate, mortgage or otherwise encumber more than 10% of the Value of the portfolio's total assets. These restrictions shall not apply to Transactions involving reverse repurchase agreements or the purchase of Securities subject to firm commitment agreements or on a when-issued basis.
6. Underwrite the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the securities act of 1933, As amended, by virtue of disposing of portfolio securities.
7. Make loans to others, except through purchasing qualified debt Obligations, lending portfolio securities or entering into repurchase Agreements.
8. Invest in securities of other investment companies, except as they may be Acquired as part of a merger, consolidation, reorganization, acquisition of Assets or offer of exchange.
9. Purchase any securities that would cause more than 25% of the value of The portfolio's total assets to be invested in the securities of issuers Conducting their principal business activities in the same industry; provided That there shall be no limit on the purchase of u.s. government securities.
10.     Invest  in  commodities.
11. Invest more than 10% of its net assets in securities which are illiquid By virtue of legal or contractual restrictions on resale or the absence of a Readily available market. However, securities with legal and contractual Restrictions on resale may be purchased if they are determined to be liquid, and Such purchases would not be subject to the limit stated above.
12.     Issue  senior  securities.

     the board of directors has adopted the following nonfundamental investment Restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The portfolios may not:

1. Purchase or sell real estate, except that the portfolio may purchase and Sell securities secured by real estate, mortgages or interests therein and Securities that are issued by companies that invest or deal in real estate.
2.     Write  or  sell  puts, calls, straddles, spreads or combinations thereof.
3. Invest in oil, gas or other mineral exploration or development programs, Except that the portfolio may invest in the securities of companies that invest In or sponsor those programs.
4. Purchase any security if as a result the portfolio would then have more Than 5% of its total assets invested in securities of issuers (including Predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in u.s. government securities.
5.     Make  investments  for  the  purpose of exercising control or management.
6. Invest in warrants, except that the portfolio may invest in warrants if, As a result, the investments (valued at the lower of cost or market) would not Exceed 5% of the value of the portfolio's net assets, of which not more than 2% Of the portfolio's net assets may be invested in warrants not listed on a Recognized domestic stock exchange. Warrants acquired by the portfolio as part Of a unit or attached to securities at the time of acquisition are not subject To this limitation.
7. Purchase or retain the securities of any issuer if, to the knowledge of The fund, any of the officers, directors or trustees of the fund, advisor or Subadvisor individually owns more than .5% of the outstanding securities of the Issuer and together they own beneficially more than 5% of the securities.

     except in the case of the 300% limitation set forth in fundamental Investment restriction no. 4, and as may be otherwise stated, the percentage Limitations contained in the foregoing restrictions and in the fund's other Investment policies apply at the time of the purchase of the securities and a Later increase or decrease in percentage resulting from a change in the values Of the securities or in the amount of the portfolio's assets will not constitute A violation of the restriction.

Emerging  growth,  research  and  growth  with  income  portfolios the portfolios have adopted the following fundamental investment Restrictions. These restrictions cannot be changed without the approval of the Holders of a majority of the outstanding shares of each of the portfolios. The Portfolios may not:

1. Borrow amounts in excess of 33 1/3% of its assets including amounts Borrowed and then only as a temporary measure for extraordinary or emergency Purposes.
2. Underwrite securities issued by other persons except insofar as the Portfolios may technically be deemed an underwriter under the securities act of 1933, as amended in selling a portfolio security.
3. Purchase or sell real estate (including limited partnership interests but Excluding securities secured by real estate or interests therein and securities Of companies, such as real estate investment trusts, which deal in real estate Or interests therein), interests in oil, gas or mineral leases, commodities or Commodity contracts (excluding currencies and any type of option, futures Contracts and forward contracts) in the ordinary course of its business. The Portfolios reserve the freedom of action to hold and to sell real estate, Mineral leases, commodities or commodity contracts (including currencies and any Type of option, futures contracts and forward contracts) acquired as a result of The ownership of securities.
4. Issue any senior securities except as permitted by the investment company Act of 1940. For purposes of this restriction, collateral arrangements with Respect to any type of swap, option, forward contracts and futures contracts and Collateral arrangements with respect to initial and variation margin are not Deemed to be the issuance of a senior security.
5. Make loans to other persons. For these purposes, the purchase of Commercial paper, the purchase of a portion or all of an issue of debt
Securities, the lending of portfolio securities, or the investment of the Portfolios' assets in repurchase agreements, shall not be considered the making Of a loan.
6. Purchase any securities of an issuer of a particular industry, if as a Result, more than 25% of its gross assets would be invested in securities of Issuers whose principal business activities are in the same industry, except There is no limitation with respect to obligations issued or guaranteed by the U.s. government or its agencies and instrumentalities and repurchase agreements Collateralized by such obligations.

     the board of directors has adopted the following nonfundamental investment Restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote. The portfolios may not:

1. Invest in illiquid investments, including securities subject to legal or Contractual restrictions on resale or for which there is no readily available Market (i.e., trading in the security is suspended, or, in the case of unlisted Securities, where no market exists) if more than 15% of the portfolios' assets (taken at market value) would be invested in such securities. Repurchase Agreements maturing in more than seven days will be deemed to be illiquid for Purposes of the portfolios' limitation on investment in illiquid securities. Securities that are not registered under the securities act of 1933 and sold in Reliance on rule 144a thereunder, but are determined to be liquid by the fund's Board of directors (or its delegee), will not subject to this 15% limitation.
2. Pledge, mortgage or hypothecate in excess of 33 1/3% of its gross assets. For purposes of this restriction, collateral arrangements with respect to any Type of swap, option, futures contracts and forward contracts and payments of Initial and variation margin in connection therewith, are not considered a Pledge of assets. Invest for the purpose of exercising control or management.
3. Hold obligations issued or guaranteed by any one u.s. governmental agency Or instrumentality, at the end of any calendar quarter (or within 30 days Thereafter), to the extent such holdings would cause the portfolios to fail to Comply with the diversification requirements imposed by section 817(h) of the Internal revenue code of 1986, as amended (the "code"), and the treasury Regulations issued thereunder on segregated asset accounts that fund variable Contracts.
4. Invest 25% or more of the market value of its total assets in securities Of issuers in any one industry (provided that this restriction does not limit The exceptions set forth in fundamental investment restriction no. 6).

     except for fundamental investment restriction no. 1 and nonfundamental Investment restriction no. 1, these investment restrictions and policies are Adhered to at the time of purchase or utilization of assets; a subsequent change In circumstances will not be considered to result in a violation of any of the Restrictions.

Index  500  portfolio

     the portfolio has adopted the following fundamental investment Restrictions. These restrictions cannot be changed without the approval of the Holders of a majority of the outstanding shares of the portfolio. The portfolio May not:

1. With respect to 75% of the portfolio's total assets, purchase the Securities of any issuer (other than securities issued or guaranteed by the u.s. Government or any of its agencies or instrumentalities, or securities of other Investment companies) if, as a result, (a) more than 5% of the portfolio's total Assets would be invested in the securities of that issuer, or (b) the portfolio Would hold more than 10% of the outstanding voting securities of that issuer.
2. Issue senior securities, except in connection with the insurance program Established by the portfolio pursuant to an exemptive order issued by the Securities and exchange commission or as otherwise permitted under the Investment company act of 1940.
3. Borrow money, except that the portfolio may borrow money for temporary or Emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be Reduced within three days (not including sundays and holidays) to the extent Necessary to comply with the 33 1/3% limitation.
4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the securities Act of 1933 in the disposition of restricted securities.
5. Purchase the securities of any issuer (other than securities issued or Guaranteed by the u.s. government or any of its agencies or instrumentalities) If, as a result, more than 25% of its total assets would be invested in the Securities of companies whose principal business activities are in the same Industry.
6. Purchase or sell real estate unless acquired as a result of ownership of Securities or other instruments (but this shall not prevent the portfolio from Investing in securities or other instruments backed by real estate or securities Of companies engaged in the real estate business).
7. Purchase or sell physical commodities unless acquired as a result of Ownership of securities or other instruments (but this shall not prevent the Portfolio from purchasing or selling options and futures contracts or from Investing in securities or other instruments backed by physical commodities).
8. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation
Does  not  apply  to  purchases  of debt securities or to repurchase agreements.

     the board of directors has adopted the following nonfundamental investment Restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1. The portfolio does not currently intend to sell securities short, unless It owns or has the right to obtain securities equivalent in kind and amount to The securities sold short, and provided that transactions in futures contracts And options are not deemed to constitute selling securities short.
2. The portfolio does not currently intend to purchase securities on margin, Except that the portfolio may obtain such short-term credits as are necessary For the clearance of transactions, and provided that margin payments in Connection with futures contracts and options on futures contracts shall not Constitute purchasing securities on margin.
3. The portfolio may borrow money only (a) from a bank or from a registered Investment company or portfolio for which the advisor, subadvisor or an Affiliate serves as investment adviser or (b) by engaging in reverse repurchase Agreements with any party (reverse repurchase agreements are treated as
Borrowings for purposes of fundamental investment restriction no. 3). The Portfolio will not borrow from other funds advised by advisor, subadvisor or its Affiliates if total outstanding borrowings immediately after such borrowing Would exceed 15% of the portfolio's total assets.
4. The portfolio does not currently intend to purchase any security if, as a Result, more than 10% of its net assets would be invested in securities that are Deemed to be illiquid because they are subject to legal or contractual Restrictions on resale or because they cannot be sold or disposed of in the Ordinary course of business at approximately the prices at which they are Valued.
5. The portfolio does not currently intend to lend assets other than Securities to other parties, except by: (a) lending up to 5% of its net assets To a registered investment company or portfolio for which the advisor, Subadvisor or an affiliate serves as investment adviser or (b) acquiring loans, Loan participations, or other forms of direct debt instruments and, in Connection therewith, assuming any associated unfunded commitments of the Sellers. (this limitation does not apply to purchases of debt securities or to Repurchase agreements.)
6. The portfolio does not currently intend to invest in oil, gas, or other Mineral exploration or development programs or leases; except to the extent Incorporated within the s&p 500.

     with respect to nonfundamental investment restriction no. 4, if through a Change in values, net assets, or other circumstances, a fund were in a position Where more than 10% of its net assets was invested in illiquid securities, it Would consider appropriate steps to protect liquidity.

     with  respect  to  the  portfolio's  limitations  on  futures  and  options
Transactions,  see  the  section  entitled  "options  and  futures  contracts".

Money  market  portfolio

     the portfolio has adopted the following fundamental investment Restrictions. These restrictions cannot be changed without the approval of the Holders of a majority of the outstanding shares of the portfolio. The portfolio May not:

1. Purchase the securities of any issuer if, as a result, the portfolio Would not comply with any applicable diversification requirements for a money Market fund under the investment company act of 1940 and the rules thereunder, As such may be amended from time to time.
2.     Issue  senior  securities.
3. Borrow money, except that the portfolio may (i) borrow money for Temporary or emergency purposes (not for leveraging or investment) and (ii) Engage in reverse repurchase agreements for any purpose; provided that (i) and
(ii) in combination do not exceed 33 1/3% of the portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Any Borrowings that come to exceed this amount will be reduced within three days (not including sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation.
4. Underwrite securities issued by others, except to the extent that the Portfolio may be considered an underwriter within the meaning of the securities Act of 1933 in the disposition of restricted securities.
5. Purchase the securities of any issuer (other than securities issued or Guaranteed by the u.s. government or any of its agencies or instrumentalities) If, as a result, more than 25% of the portfolio's total assets would be invested In the securities of companies whose principal business activities are in the Same industry, except that the portfolio will invest more than 25% of its total Assets in the financial services industry.
6. Purchase or sell real estate unless acquired as a result of ownership of Securities or other instruments (but this shall not prevent the portfolio from Investing in securities or other instruments backed by real estate or securities Of companies engaged in the real estate business).
7. Purchase or sell physical commodities unless acquired as a result of Ownership of securities or other instruments.
8. Lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation
Does  not  apply  to  purchases  of debt securities or to repurchase agreements.
9.     Invest  in companies for the purpose of exercising control or management.

     the board of directors has adopted the following nonfundamental investment Restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1. The portfolio does not currently intend to purchase a security (other Than securities issued or guaranteed by the u.s. government or any of its Agencies or instrumentalities or securities of other money market funds) if, as A result, more than 5% of its total assets would be invested in securities of a Single issuer; provided that the portfolio may invest up to 25% of its total Assets in the first tier securities of a single issuer for up to three business Days.
2. The portfolio does not currently intend to sell securities short, unless It owns or has the right to obtain securities equivalent in kind and amount to The securities sold short, and provided that transactions in futures contracts And options are not deemed to constitute selling securities short.
3. The portfolio does not currently intend to purchase securities on margin, Except that the portfolio may obtain such short-term credits as are necessary For the clearance of transactions, and provided that margin payments in Connection with futures contracts and options on futures contracts shall not Constitute purchasing securities on margin.
4. The portfolio may borrow money only (a) from a bank or from a registered Investment company or portfolio for which the advisor, subadvisor or an Affiliate serves as investment adviser or (b) by engaging in reverse repurchase Agreements with any party. The portfolio will not borrow from other funds Advised by the advisor, subadvisor or its affiliates if total outstanding Borrowings immediately after such borrowing would exceed 33 1/3% of the Portfolio's total assets.
5. The portfolio does not currently intend to purchase any security if, as a Result, more than 10% of its net assets would be invested insecurities that are Deemed to be illiquid because they are subject to legal or contractual Restrictions on resale or because they cannot be sold or disposed of in the Ordinary course of business at approximately the prices at which they are Valued.
6. The portfolio does not currently intend to purchase or sell futures Contracts or call options. This limitation does not apply to options attached To, or acquired or traded together with, their underlying securities, and does Not apply to securities that incorporate features similar to options or futures Contracts.
7. The portfolio does not currently intend to lend assets other than Securities to other parties, except by lending money (up to 10% of the Portfolio's net assets) to a registered investment company or portfolio for Which advisor, subadvisor or an affiliate serves as investment adviser. (this Limitation does not apply to purchases of debt securities or to repurchase Agreements.)
8. The portfolio does not currently intend to invest in oil, gas, or other Mineral exploration or development programs or leases.

     with respect to nonfundamental investment restriction no. 1, certain Securities subject to guarantees (including insurance, letters of credit and Demand features) are not considered securities of their issuer, but are subject To separate diversification requirements, in accordance with industry standard Requirements for money market funds.

With respect to nonfundamental investment restriction no. 5, if through a change In values, net assets, or other circumstances, the portfolio were in a position Where more than 10% of its net assets was invested in illiquid securities, it Would consider appropriate steps to protect liquidity.

Select portfolio

        the portfolio has adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the portfolio. The portfolio may not:

1. Acquire securities of any one issuer which at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer
2. Invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry, except that this restriction does not apply to investments in u.s. government obligations;
3. Borrow money except from banks for temporary or emergency purposes in amounts not exceeding 10% of the value of the portfolio's assets at the time of borrowing. [related non-fundamental investment restriction: the portfolio will not purchase additional securities when its borrowings, less receivables from portfolio securities sold, exceed 5% of the value of the portfolio's total assets].
4. Issue any senior security except in connection with permitted borrowings.
5. Underwrite the distribution of securities of other issuers; however the portfolio may acquire "restricted" securities which, in the event of a resale, might be required to be registered under the securities act of 1933 on the ground that the portfolio could be regarded as an underwriter as defined by that act with respect to such resale.
6. Make loans, but this restriction shall not prevent the portfolio from (a) investing in debt obligations, (b) investing in repurchase agreements, or (c) lending its portfolio securities. [related non-fundamental investment restriction: the portfolio will not lend securities having a value in excess of 33% of its assets, including collateral received for loaned securities (valued at the time of any loan).]
7. Purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate.
8. Purchase and sell commodities or commodity contracts, except that it may enter into forward foreign currency contracts.

The board of directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the board at any time without a shareholder vote. The portfolio may not:

1. Make margin purchases or participate in a joint or on a joint or several basis in any trading account in securities.
2. Invest more than 15% of its net assets (valued at the time of investment) in illiquid securities, including repurchase agreements maturing in more than seven days.
3. Invest more than 2% of its net assets (valued at the time of investment) in warrants not listed on the new york or american stock exchanges, valued at cost, nor more than 5% of its net assets in all warrants, provided that warrants acquired in units or attached to other securities shall be deemed to be without value for purposes of this restriction.
4. Invest more than 25% of its total assets (valued at the time of investment) in securities of non-u.s. issuers (other than securities represented by american depositary receipts).
5. Make short sales of securities unless the portfolio owns at least an equal amount of such securities, or owns securities that are convertible or exchangeable, or anticipated to be convertible or exchangeable, into at least an equal amount of such securities with no restriction other than the payment of additional consideration.
6. Purchase or write a call option or a put option if the aggregate premium paid for all call and put options then held exceed 20% of its net assets (less the amount by which any such positions are in-the-money).
7. Invest in futures or options on futures, except that it may invest in forward foreign currency contracts.

Micro cap portfolio

    the portfolio has adopted the following fundamental investment restrictions These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the portfolio. The portfolio may not:

1. Borrow money in excess of 33% of the value (taken at the lower of cost or current value) of the portfolio's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks for temporary, extraordinary or emergency purposes, except that the portfolio may borrow through reverse repurchase agreements or dollar rolls up to 33% of the value of the portfolio's total assets. Such borrowings (other than borrowings relating to reverse repurchase agreements and dollar rolls) will be repaid before any investments are purchased.
2. Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.
3. Purchase or sell real estate (including real estate limited partnerships), although it may purchase securities of issuers which deal in real estate, including securities of real estate investment trusts, securities which represent interests in real estate and securities which are secured by interests in real estate, and the portfolio may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as holder of debt obligations secured by real estate or interests therein or for use as office space for the portfolio.
4. Make loans, except by purchase of debt obligations (including non-publicly traded debt obligations), by entering into repurchase agreements or through the lending of the portfolio's portfolio securities. Loans of portfolio securities may be made with respect to up to 100% of the portfolio's assets.

5. Issue any senior security (as that term is defined in the investment company act of 1940 (the "1940 act")), if such issuance is specifically prohibited by the 1940 act or the rules and regulations promulgated thereunder. (the portfolio has no intention of issuing senior securities except as set forth in fundamental investment restriction no. 1).
6. Invest 25% or more of the value of its total assets in securities of issuers in any one industry. (securities issued or guaranteed as to principal or interest by the u.s. government or its agencies or instrumentalities are not considered to represent industries.)
7. Purchase or sell commodities or commodity contracts.

The board of directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the board at any time without a shareholder vote. The portfolio may not:

1. Invest in (a) securities which at the time of such investment are not readily marketable, (b) securities the disposition of which is restricted under federal securities laws, excluding restricted securities that have been determined by the directors of the fund (or the person designated by them to make such determination) to be readily marketable, and (c) repurchase agreements maturing in more than seven days if, as a result, more than 15% of the portfolio's net assets (taken at current value) would then be invested in securities described in (a), (b) and (c) above.

                        PURCHASE AND REDEMPTION OF SHARES
                        ---------------------------------

     The portfolios continuously offer their shares at prices equal to the Respective net asset values of the portfolios determined in the manner set forth Below under "net asset value." The portfolios offer their shares, without sales Charge, only for purchase by various insurance companies for allocation to their Variable accounts. It is conceivable that in the future it may be Disadvantageous for both annuity variable accounts and life insurance variable Accounts of different insurance companies, to invest simultaneously in the Portfolios, although currently neither the insurance companies nor the portfolio Foresee any such disadvantages to either variable annuity or variable life Insurance policy holders of any insurance company. The portfolios' board of Directors intends to monitor events in order to identify any material conflicts Between such policyholders and to determine what action, if any, should be taken In response to any conflicts.

     the portfolios are required to redeem all full and fractional shares for Cash. The redemption price is the net asset value per share, which may be more Or less than the original cost, depending on the investment experience of the Portfolio. Payment for shares redeemed will generally be made within seven days After receipt of a proper notice of redemption. The right of redemption may be Suspended or the date of payment postponed for any period during which the new York stock exchange is closed (other than customary weekend and holiday Closings), when trading on the new york stock exchange is restricted, or an Emergency exists, as determined by the commission, or if the commission has Ordered such a suspension for the protection of shareholders.

                                 net asset value
                                 ---------------

     the net asset value of the shares of each portfolio of the fund is Determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of Shares of the portfolio outstanding. Expenses are accrued daily, including the Investment advisory fee. The money market portfolio attempts to maintain a Constant net asset value of $1.00 per share. The net asset values of the income & growth, growth, small capitalization, midcap growth, emerging growth, Research, growth with income and index 500 portfolios fluctuate based on the Respective market value of a portfolio's investments. The net asset value per Share of each of the portfolios is determined every business day as of the close Of the regular session of the new york stock exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or Other days on which the new york stock exchange is closed: new year's day, Presidents' day, dr. Martin luther king, jr. Day, good friday, memorial day, Independence day, labor day, thanksgiving day, and christmas day. Each Portfolio's net asset value per share is determined by dividing that portfolio's Total net assets (the value of its assets net of liabilities, including accrued Expenses and fees) by the number of shares outstanding.

     the assets of the income & growth, growth, small capitalization, midcap Growth, emerging growth, research, growth with income and index 500 portfolios Are valued as follows: (a) securities for which market quotations are readily Available are valued at the most recent closing price, mean between bid and Asked price, or yield equivalent as obtained from one or more market makers for Such securities; (b) securities maturing within 60 days may be valued at cost, Plus or minus any amortized discount or premium, unless the board of directors Determines such method not to be appropriate under the circumstances; and (c) All other securities and assets for which market quotations are not readily
Available will be fairly valued by the advisor in good faith under the Supervision of the board of directors. Securities primarily traded on foreign Securities exchanges are generally valued at the preceding closing values on Their respective exchanges where primarily traded. Equity options are valued at The last sale price unless the bid price is higher or the asked price is lower, In which event such bid or asked price is used. Exchange traded fixed income Options are valued at the last sale price unless there is no sale price, in Which event current prices provided by market makers are used. Over-the-counter Fixed income options are valued based upon current prices provided by market Makers. Financial futures are valued at the settlement price established each Day by the board of trade or exchange on which they are traded. Because of the Need to obtain prices as of the close of trading on various exchanges throughout The world, the calculation of the portfolio's net asset value does not take Place for contemporaneously with the determination of the prices of u.s. Portfolio securities. For purposes of determining the net asset value all assets And liabilities initially expressed in foreign currency values will be converted Into united states dollar values at the mean between the bid and offered Quotations of such currencies against united states dollars at last quoted by Any recognized dealer. If an event were to occur after the value of an Investment was so established but before the net asset value per share was Determined which was likely to materially change the net asset value, then the Instrument would be valued using fair value consideration by the directors or Their delegates.

     the money market portfolio's assets, including securities subject to Repurchase agreements, are normally valued at their amortized cost which does Not take into account unrealized capital gains or losses. This involves valuing An instrument at its cost and thereafter assuming a constant amortization to Maturity of any discount or premium, regardless of the impact of fluctuating Interest rates on the market value of the instrument. While this method provides Certainty in valuation, it may result in periods during which value, as Determined by amortized cost, is higher or lower than the price that would be Received upon sale of the instrument.

                                      taxes
                                      -----

     in 1999 the portfolios qualified, and in 2000, the portfolios intend to Qualify, as a "regulated investment company" under the provisions of subchapter M of the internal revenue code (the "code"). If for any reason the fund should Fail to qualify, it would be taxed as a corporation at the fund level, rather Than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a Year; however, the portfolios do not intend to make any such distributions Unless available capital loss carryovers, if any, have been used or have Expired. Capital loss carryforwards as of december 31, 1999, for income & growth Was $0, growth was $228,348 small capitalization was $0, midcap growth was $0, Emerging growth was $0, research was $0, growth with income was $0, index 500 Was $0, and money market was $0.

     since the shareholders of the portfolios are insurance companies, this Statement of additional information does not contain a discussion of the federal Income tax consequences at the shareholder level. For information concerning the Federal tax consequences to purchasers of annuity or life insurance policies, See the prospectus for the policies.

                      calculation of yield and total return
                      -------------------------------------

Yield  (money  market):

     from time to time the money market portfolio advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are Not intended to indicate future performance. The "yield" of the money market Portfolio refers to the actual income generated by an investment in the Portfolio over a particular base period of time. If the base period is less than One year, the yield is then "annualized." That is, the net change, exclusive of Capital changes, in the value of a share during the base period is divided by The net asset value per share at the beginning of the period, and the result is Multiplied by 365 and divided by the number of days in the base period. Capital Changes excluded from the calculation of yield are: (1) realized gains and Losses from the sale of securities, and (2) unrealized appreciation and Depreciation. The money market portfolio's "effective yield" for a seven-day Period is its annualized compounded yield during the period, calculated According to the following formula:

Effective  yield  =  [(base  period  return)  +  1]365/7  -  1 the "effective yield" is calculated like yield, but assumes reinvestment of Earned income. The effective yield will be slightly higher than the yield Because of the compounding effect of this assumed reinvestment. The "effective Yield" is calculated like yield, but assumes reinvestment of earned income. The Effective yield will be slightly higher than the yield because of the Compounding effect of this assumed reinvestment. For the seven-day period ended December 31, 1999, money market's yield was 6.13% and its effective yield was 6.32%.

     the yield of the money market portfolio will fluctuate in response to Changes in interest rates and general economic conditions, portfolio quality, Portfolio maturity, and operating expenses. Yield is not fixed or insured and Therefore is not comparable to a savings or other similar type of account. Yield During any particular time period should not be considered an indication of Future yield. It is, however, useful in evaluating a portfolio's performance in Meeting its investment objective.

Total  return  and  other  quotations  (all  portfolios  except  money  market):

     the portfolios may each advertise "total return." Total return is computed By taking the total number of shares purchased by a hypothetical $1,000 Investment, adding all additional shares purchased within the period with Reinvested dividends and distributions, calculating the value of those shares at The end of the period, and dividing the result by the initial $1,000 investment. For periods of more than one year, the cumulative total return is then adjusted For the number of years, taking compounding into account, to calculate average Annual total return during that period.

     total  return  is  computed  according  to  the  following  formula:

P(1  +  t)n  =  erv

Where p = a hypothetical initial payment of $1,000; t = total return; n = number Of years; and erv = the ending redeemable value of a hypothetical $1,000 payment Made at the beginning of the period. Total return is historical in nature and is Not intended to indicate future performance. Total return for the portfolios for The periods indicated are as follows:

Period  ended
December  31,  1999     sec  annual  return

Income  &  growth
From  inception*     29.14%

Growth
From  inception*     15.70%

Small  capitalization
From  inception*     29.10%

Midcap  growth
From  inception*     22.09%

Emerging  growth
From  inception*     46.63%

Research
From  inception*     14.90%

Growth  with  income
From  inception*     4.65%

Index  500
From  inception*     8.09%

*  inception  for  these  eight  portfolios  was  november  1,  1999.

     total return, like yield and net asset value per share, fluctuates in Response to changes in market conditions. Neither total return nor yield for any Particular time period should be considered an indication of future return.

                             DIRECTORS AND OFFICERS
                             ----------------------

     The fund's board of directors supervises the fund's activities and reviews Its contracts with companies that provide it with services. The directors and Officers of the fund and their principal occupations are set forth below. Directors and officers who are active employees of the investment advisor or its Affiliates will not receive any additional compensation for their services to The fund.

     *william j. Atherton, president and director. Mr. Atherton is president and Director of ameritas variable life insurance company, a subsidiary of ameritas Life and ameritas acacia mutual holding company, which manufactures and Distributes variable and fixed life and annuity policies. He was formerly President and director of north american security life insurance company of Boston, ma. He serves on the board of directors of amal corporation. Address:
2441  bretigue  drive,  lincoln,  nebraska  68512.  Bob:  01/15/39.
     frank h. Blatz, jr., Esq., Director. Mr. Blatz is a partner in the law firm Of snevily, ely, williams, gurrieri & blatz. He was formerly a partner with Abrams, blatz, gran, hendricks & reina, p.a. he is also a director/trustee of The calvert fund, calvert cash reserves, first variable rate fund, calvert Tax-free reserves, and calvert municipal fund, inc. Address: 308 east broad
Street,  westfield,  new  jersey  07091.  Dob:  10/29/35.
     alice gresham bullock, director. Ms. Bullock is a dean and professor at Howard university school of law. She was formerly deputy director of the Association of american law schools. Ms. Bullock is a member of the board of Visitors of j. Reuben clark law school, brigham young university and the board Of directors of council on legal education opportunity. Address: 6127 utah Avenue, washington, d.c. 20015. Dob: 05/17/50.
     charles e. Diehl, director. Mr. Diehl is vice president and treasurer Emeritus of the george washington university, and has retired from university Support services, inc. Of herndon, virginia. He is also a director of acacia Mutual life insurance company. Address: 1658 quail hollow court, mclean, Virginia 22101. Dob: 10/13/22.
     *thomas c. Godlasky, director mr. Godlasky is executive vice president and Chief investment officer of amerus life holdings, inc. He was formerly a manager Of fixed income products at providian corp. He also serves on the board of Directors of amerus home equity, amvestors corp. Delta life & annuity, ameritas Variable life insurance company, ameritas investment company and amerus group Foundation. He is also a chartered financial analyst. Address: 1516 s. 42nd Street, west des moines, iowa 50265. Dob: 10/30/55.
     *barbara j. Krumsiek, president and director. Ms. Krumsiek serves as President, chief executive officer and vice chairman of calvert group, ltd. And As an officer and director of each of its affiliated companies. She is a Director of calvert-sloan advisers, l.l.c., and a trustee/director of each of The investment companies in the calvert group of funds. Prior to joining calvert Group, ms. Krumsiek served as senior vice president of alliance capital lp's
Mutual  fund  division.  Dob:  08/09/52.
     m.  Charito  kruvant,  director.  Ms.  Kruvant  is  president  of  creative
Associates international, inc., A firm that specializes in human resources Development, information management, public affairs and private enterprise Development. She is also a director of acacia federal savings bank. Dob:
12/08/45.  Address:  5301  wisconsin  avenue,  n.w.  washington,  d.c.  20015.
     cynthia h. Milligan, director. Ms. Milligan is dean, college of business Administration, university of nebraska, lincoln. Formerly, she was the president And chief executive officer for cma, a consulting firm for financial Institutions. She serves on the board of directors of wells fargo and gallup, Inc. She also serves on the board of trustees of w.k. kellogg foundation.
Address:  2633  south  24th  street,  lincoln,  nebraska  68502.  Dob:  4/11/46.
     arthur j. Pugh, trustee. Mr. Pugh serves as a director of acacia federal Savings bank. Address: 4823 prestwick drive, fairfax, virginia 22030. Dob:
09/24/37.
     ronald m. Wolfsheimer, cpa, treasurer. Mr. Wolfsheimer is senior vice President and chief financial officer of calvert group, ltd. And its Subsidiaries and an officer of each of the other investment companies in the Calvert group of funds. Mr. Wolfsheimer is vice president and treasurer of Calvert-sloan advisers, l.l.c., and a director of calvert distributors, inc.
Dob:  07/24/47.
     william m. Tartikoff, esq., Vice president and secretary. Mr. Tartikoff is General counsel, secretary, and senior vice president of calvert group, ltd., And its subsidiaries, and is an officer of each of the other investment Companies in the calvert group of funds. Mr. Tartikoff is vice president and Secretary of calvert-sloan advisers, l.l.c., a director of calvert distributors, Inc., And is an officer of acacia national life insurance company. Dob:
08/12/47.
     reno j. Martini, senior vice president. Mr. Martini is a director and Senior vice president of calvert group, ltd., And senior vice president and Chief investment officer of calvert asset management company, inc. Mr. Martini Is also a director and president of calvert-sloan advisers, l.l.c., and a Director and officer of calvert new world fund, inc. Dob: 1/13/50.
     daniel k. Hayes, vice president. Mr. Hayes is vice president of calvert Asset management company, inc., And is an officer of each of the other Investment companies in the calvert group of funds, except for calvert new world Fund, inc. Dob: 09/09/50.
     robert j. O'meara, vice president, mr. O'meara is assistant vice president, Investment funds administrator and budget administrator of ameritas variable Life insurance company. Dob: 12/12/62.
     susan walker bender, esq., Assistant secretary. Ms. Bender is associate General counsel of calvert group, and an officer of each of its subsidiaries and Calvert-sloan advisers, l.l.c. she is also an officer of each of the other Investment companies in the calvert group of funds. Dob: 1/29/59.
     ivy wafford duke, esq., Assistant secretary. Ms. Duke is associate general Counsel of calvert group and an officer of each of its subsidiaries and Calvert-sloan advisers, l.l.c. she is also an officer of each of the other Investment companies in the calvert group of funds. Prior to working at calvert Group, ms. Duke was an associate in the investment management group of the Business and finance department at drinker biddle and reath. Dob: 9/7/68.
     victor frye, esq., Assistant secretary and compliance officer. Mr. Frye is Counsel and compliance officer of calvert group and an officer of each of its Subsidiaries and calvert-sloan advisers, l.l.c. he is also an officer of each of The other investment companies in the calvert group of funds. Prior to working At calvert group, mr. Frye was counsel and manager of the compliance department At the advisors group. Dob: 10/15/58.
     jennifer streaks, esq., Assistant secretary. Ms. Streaks is assistant General counsel of calvert group and an officer of each of its subsidiaries and Calvert-sloan advisers, l.l.c. she is also an officer of each of the other Investment companies in the calvert group of funds. Prior to working at calvert Group, ms. Streaks was a regulatory analyst in the market regulation department Of the national association of securities dealers. Dob: 08/02/71.
     michael v. Yuhas, jr., Cpa, controller of funds. Mr. Yuhas is the director Of fund administration of calvert group, ltd., And an officer of each of the Other investment companies in the calvert group of funds. Dob: 08/04/61.

     the address of directors and officers, unless otherwise noted, is 4550 Montgomery avenue, suite 1000n, bethesda, maryland 20814. Directors and officers Of the fund as a group own less than 1% of the fund's outstanding shares. Directors marked with an *, above, are "interested persons" of the fund, under The investment company act of 1940.

     during fiscal 1999, directors of the fund not affiliated with the fund's Advisor were paid $1,012 by income & growth, $2,869 by growth, $1,581 by small Capitalization, $1,042 by midcap growth, $1,439 by emerging growth, $380 by Research, $621 by growth with income, $2,942 by index 500, and $2,544 by money Market. Each director of the fund who is not affiliated with the advisor Receives a meeting fee of $1,500 for each board meeting attended; such fees are Allocated among the series based upon their relative net assets. Directors not On any other calvert group fund boards receive an annual fee of $15,000.

     directors of the fund not affiliated with the fund's advisor ("noninterested persons") may elect to defer receipt of all or a percentage of Their annual fees and invest them in any fund in the calvert group family of Funds through the directors/trustees deferred compensation plan (shown as "pension or retirement benefits accrued as part of fund expenses," below). Deferral of the fees is designed to maintain the parties in the same position as If the fees were paid on a current basis. Management believes this will have a Negligible effect on the fund's assets, liabilities, net assets, and net income Per share.

                           director compensation table
                                fiscal year 1999
                               (unaudited numbers)

                aggregate              pension or           total compensation
                compensation           retirement benefits  from
                from registrant        accrued as           registrant and fund
                for service            part of              complex paid to
                as trustee/directors   registrant           trustee/directors**
                                       expenses*
Name  of  director
Frank  h.  Blatz,  jr.    $10,501      $10,501              $48,250
Alice  gresham  bullock   $18,000      $0                   $18,000
Charles  e.  Diehl        $10,501      $0                   $48,250
M.  Charito  kruvant      $9,749       $5,849               $45,250
Cynthia  h.  Milligan     $5,250       $0                   $5,250
Arthur  j.  Pugh          $10,500      $10,500              $48,250

*messrs. Blatz, diehl, and pugh and ms. Kruvant have chosen to defer a Portion of their compensation. As of december 31, 1999, total deferred Compensation, including dividends and capital appreciation, was: blatz, $784,000; diehl, $760,650; pugh, $134,450 and kruvant,
$58,700.
**the  fund  complex consists of  eleven  (11) registered  investment companies.

                       INVESTMENT ADVISOR AND SUBADVISORS
                       ----------------------------------

     The fund's investment advisor is ameritas investment corp. ("aic"), 5900 "o" street, 4th floor, lincoln, nebraska 68510-1889. Aic is registered as an Investment advisor under the investment advisors act of 1940 and also is Registered as a broker dealer under the securities exchange act of 1934. Aic Serves as the underwriter of variable products issued by its affiliates, Ameritas variable life insurance company and ameritas life insurance corp.

     the advisor receives monthly fees based on the following annual rates of The portfolio's average daily net assets:

Income  &  growth        0.625%
Growth                   0.75%
Small  capitalization    0.85%
Midcap  growth           0.80%
Emerging  growth         0.75%
Research                 0.75%
Growth  with  income     0.75%
Index  500               0.24%
Money  market            0.20%
Select                   0.92%
Micro cap                1.12%

     for a period of one year following november 1, 1999 (october 29, 1999 for Money market), the advisor is required to waive its fee and/or reimburse the Expenses of each portfolio to the extent that aggregate expenses exceed the Following expense ratios:

Income  &  growth          0.68%
Growth                     0.79%
Small  capitalization      0.90%
Midcap  growth             0.84%
Emerging  growth           0.85%
Research                   0.86%
Growth  with  income       0.88%
Index  500                 0.28%
Money  market              0.26%

Following this one year period, expenses will not be permitted to exceed an Expense ratio which is .10% greater than the current expense ratios, unless an Amendment to the investment advisory contract is approved modifying or Eliminating the expense guarantee.

     for the fund's fiscal year ended december 31, 1999, income & growth paid Aic investment advisory fees of $75,862 and received expense reimbursements from Aic of $13,526, growth paid $238,838 and received expense reimbursements from Aic of $35,281, small capitalization paid $157,905 and received expense Reimbursements from aic of $19,219, midcap growth paid $93,241 and received Expense reimbursements from aic of $15,191, emerging growth paid $130,638 and Received expense reimbursements from aic of $21,431, research paid $31,003 and Received expense reimbursements from aic of $21,930, growth with income paid $42,591 and received expense reimbursements from aic of $21,396, index 500 paid $79,768 and received expense reimbursements from aic of $38,459, and money Market paid $57,951 and received expense reimbursements from aic of $19,277.

SUBADVISORS

     Aic has retained fred alger management, inc. As subadvisor for income & Growth, growth, small capitalization and midcap growth portfolios. Fred alger Management, inc. Is owned by alger inc. Which in turn is owned by alger Associates, inc., A financial services holding company. Fred m. Alger, iii and David d. Alger are the majority shareholders of alger associates, inc. And may Be deemed to control that company and its subsidiaries. It receives a Subadvisory fee, paid by the advisor, of 0.355%, 0.48%, 0.58% and 0.53%, Respectively, of each portfolio's average daily net assets.

     aic has retained massachusetts financial services company as subadvisor for The emerging growth, research, and growth with income portfolios. Massachusetts Financial services company is a subsidiary of sun life of canada (u.s.)
Financial  services  holdings,  inc.,  Which in turn is an indirect wholly owned
Subsidiary of sun life of canada (an insurance company). It receives a Subadvisory fee, paid by the advisor, of 0.50% of each portfolio's average daily Net assets.

     aic has retained state street global advisors as subadvisor for the index 500 portfolio. State street global advisors is a division of state street bank And trust. It receives a subadvisory fee, paid by the advisor, of 0.05 % of the Portfolio's average daily net assets.

     aic has retained calvert asset management company, inc. As subadvisor for The money market portfolio. Calvert asset management company, inc. Is a Subsidiary of calvert group, ltd., Which is a subsidiary of acacia mutual life Insurance company of washington, d.c. ("acacia "). Acacia, in turn, is a Subsidiary of ameritas acacia mutual holding company. It receives a subadvisory Fee, paid by the advisor, of 0.15% of the portfolio's average daily net assets.

     aic has retained harris associates l.p. as subadvisor for the select portfolio. Harris associates is a limited partnership managed by its general partner, harris associates, inc., Which is a wholly-owned subsidiary of cdc asset management - north america, the investment management arm of france's caisse des depots group, a . It receives a subadvisory fee, paid by the advisor, of 0.65% of the portfolio's average daily net assets.

     aic has retained david l. Babson & company inc. As subadvisor for the micro cap portfolio. David l. Babson & company is a wholly owned subsidiary of dlb acquisition corp., A holding company that is a majority-owned subsidiary of massmutual holding trust i, which in turn is a holding company and wholly owned subsidiary of massmutual holding company, a holding company and a wholly owned subsidiary of massmutual, a mutual life insurance company. It receives a subadvisory fee, paid by the advisor, of 0.85% of the portfolio's average daily net assets.

                          administrative services agent
                          -----------------------------

     calvert administrative services company ("casc"), a subsidiary of calvert Group, ltd., Has been retained by the fund to provide certain administrative Services necessary to the conduct of its affairs, including the preparation of Regulatory filings and shareholder reports. For providing such services, casc Receives an annual administrative service fee payable monthly of 0.05% of each Portfolio's net assets or a minimum of $50,000 per portfolio.

     for fiscal year 1999, income & growth paid $8,356, growth paid, $15,922, Small capitalization paid $9,289, midcap growth paid $8,356, emerging growth Paid 8,710, research paid $8,356, growth with income paid $8,356, index 500 paid $16,618, and money market paid $14,488.

                    TRANSFER AND SHAREHOLDER SERVICING AGENT
                    ----------------------------------------

     National financial data services, inc. ("nfds"), 1004 baltimore, 6th floor, Kansas city, missouri 64105, a subsidiary of state street bank & trust, has been Retained by the fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and Instructions, crediting and debiting shareholder accounts for purchases and Redemptions of fund shares and confirming such transactions, and daily updating Of shareholder accounts to reflect declaration and payment of dividends.

     calvert shareholder services, inc. ("cssi"), 4550 montgomery avenue, suite 1000n, bethesda, maryland 20814, a subsidiary of calvert group, ltd. And acacia Mutual, has been retained by the fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder Inquiries and instructions concerning their accounts, entering any telephoned Purchases or redemptions into the nfds system, maintenance of broker-dealer Data, and preparing and distributing statements to shareholders regarding their Accounts.

     for these services, cssi and nfds may receive a fee based on the number of Shareholder accounts in each portfolio.

                     independent accountants and custodians
                     --------------------------------------

     Arthur Andersen LLP, 1601 Market Street, Philadelphia, PA 19103, has been selected by the board of directors to serve as independent
Accountants for fiscal year 2000. State street bank and trust company, n.a., 225 Franklin street, boston, massachusetts 02110, serves as custodian of the fund's Investments. Allfirst financial, inc., 25 south charles street, baltimore, Maryland 21203 also serves as custodian of certain of the fund's cash assets
The custodians have no part in deciding the fund's investment policies or the Choice of securities that are to be purchased or sold for the fund's portfolios method of distribution
                             ----------------------

     ameritas investment corp. Also serves as the principal underwriter and Distributor for the fund. Under the terms of its underwriting agreement with the Fund, aic markets and distributes the fund's shares and is responsible for Preparing advertising and sales literature, and printing and mailing Prospectuses to prospective investors. Aic is entitled to compensation for Services performed and expenses assumed. Payments to aic may be authorized by The fund's board of directors from time to time in accordance with applicable Law. No payments were authorized in 1999. Aic is responsible for paying (i) all Commissions or other fees to its associated persons which are due for the sale Of the policies, and (ii) any compensation to other broker-dealers and their Associated persons due under the terms of any sales agreement between aic and The broker-dealers. As the advisor and distributor, aic, at its own expense, may Incur costs or pay expenses associated with the distribution of the fund's Shares.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     Portfolio transactions are undertaken on the basis of their desirability From an investment standpoint. The fund's advisor and subadvisors make Investment decisions and the choice of brokers and dealers under the direction And supervision of the fund's board of directors.

     broker-dealers who execute portfolio transactions on behalf of the fund are Selected on the basis of their execution capability and trading expertise Considering, among other factors, the overall reasonableness of the brokerage Commissions, current market conditions, size and timing of the order, difficulty Of execution, per share price, market familiarity, reliability, integrity, and Financial condition, subject to the advisor/subadvisor obligation to seek best Execution. The advisor or subadvisor(s) may also consider sales of fund shares As a factor in the selection of brokers.

     for  fiscal  year  1999,  total  brokerage commissions paid are as follows:

Income  &  growth        $22,190
Growth                   $53,290
Small  capitalization    $28,139
Midcap  growth           $14,991
Emerging  growth         $25,004
Research                 $6,760
Growth  with  income     $9,414
Index  500               $3,074
Money  market            $0

     for fiscal 1999, income & growth, growth, small capitalization and midcap Growth paid brokerage commissions to fred alger & company, incorporated, the Parent company of fred alger management, inc. As follows:

Income  &  growth          $22,190
Growth                     $53,290
Small  capitalization      $26,164
Midcap  growth             $14,391

     for  the  fiscal  year  ended  december  31,  1999,  aggregate  brokerage
Commissions paid to fred alger & company, incorporated represented 100% of Income & growth's total commissions and 56% of the total dollar amount of Commission transactions; 100% of growth's total commissions and 67% of the total Dollar amount of commission transactions; 93% of small capitalization's total Commissions and 24% of the total dollar amount of commission transactions; and 96% of midcap growth's total commissions and 24% of the total dollar amount of Commission transactions.

     while the fund's advisor and subadvisor(s) select brokers primarily on the Basis of best execution, in some cases they may direct transactions to brokers
Based on the quality and amount of the research and research-related services Which the brokers provide to them. These research services include advice, Either directly or through publications or writings, as to the value of Securities, the advisability of investing in, purchasing or selling securities, And the availability of securities or purchasers or sellers of securities; Furnishing of analyses and reports concerning issuers, securities or industries; Providing information on economic factors and trends; assisting in determining Portfolio strategy; providing computer software used in security analyses;
Providing portfolio performance evaluation and technical market analyses; and Providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the advisor in monitoring The investment activities of the subadvisor(s) of the fund. Such services
Include portfolio attribution systems, return-based style analysis, and Trade-execution analysis. The advisor may also direct selling concessions and/or Discounts in fixed-price offerings for research services.

     if,  in  the  judgment  of  the advisor or subadvisor(s), the fund or other
Accounts managed by them will be benefited by supplemental research services, They are authorized to pay brokerage commissions to a broker furnishing such Services which are in excess of commissions which another broker may have Charged for effecting the same transaction. It is the policy of the advisor that Such research services will be used for the benefit of the fund as well as other Calvert group funds and managed accounts.

     the advisor did not direct any brokerage for research services for fiscal Year 1999.

     the  portfolio  turnover  rates  for  fiscal  year  1999  is  as  follows:

Income  &  growth        18%
Growth                   18%
Small  capitalization    21%
Midcap  growth           21%
Emerging  growth         18%
Research                 16%
Growth  with  income     16%
Index  500                5%

     no portfolio turnover rate can be calculated for money market due to the Short maturities of the instruments purchased. Portfolio turnover should not Affect the income or net asset value of money market because brokerage Commissions are not normally charged on the purchase or sale of money market Instruments.

                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     The fund, its advisor, and principal underwriter have adopted a code of Ethics pursuant to rule 17j-1 of the investment company act of 1940. The code of Ethics is designed to protect the public from abusive trading practices and to Maintain ethical standards for access persons as defined in the rule when Dealing with the public. The code of ethics permits the fund's investment Personnel to invest in securities that may be purchased or held by the fund. The Code of ethics contains certain conditions such as pre-clearance and Restrictions on use of material information.

                               GENERAL INFORMATION
                               -------------------

     The fund is an open-end, management investment company, incorporated in Maryland on september 27, 1982. The income & growth, growth, small Capitalization, midcap growth, emerging growth portfolios are diversified. The Research, growth with income, index 500, money market, select and micro capportfolios are
Non-diversified. The fund issues separate stock for each portfolio. Shares of Each of the portfolios have equal rights with regard to voting, redemptions, Dividends, distributions, and liquidations. No portfolio has preference over Another portfolio. The insurance companies and the fund's shareholders will vote Fund shares allocated to registered separate accounts in accordance with Instructions received from policyholders. Under certain circumstances, which are Described in the accompanying prospectus of the variable life or annuity policy, The voting instructions received from variable life or annuity policyholders may Be disregarded.

     all shares of common stock have equal voting rights (regardless of the net Asset value per share) except that only shares of the respective portfolio are Entitled to vote on matters concerning only that portfolio. Pursuant to the Investment company act of 1940 and the rules and regulations thereunder, certain Matters approved by a vote of all shareholders of the fund may not be binding on A portfolio whose shareholders have not approved that matter. Each issued and Outstanding share is entitled to one vote and to participate equally in Dividends and distributions declared by the respective portfolio and, upon Liquidation or dissolution, in net assets of such portfolio remaining after Satisfaction of outstanding liabilities. The shares of each portfolio, when Issued, will be fully paid and non-assessable and have no preemptive or Conversion rights. Holders of shares of any portfolio are entitled to redeem Their shares as set forth above under "purchase and redemption of shares." The Shares do not have cumulative voting rights and the holders of more than 50% of The shares of the fund voting for the election of directors can elect all of the Directors of the fund if they choose to do so and in such event the holders of The remaining shares would not be able to elect any directors.

     the fund's board of directors has adopted a "proportionate voting" policy, Meaning that insurance companies will vote all of the fund's shares, including Shares the insurance companies hold, in return for providing the fund with its Capital and in payment of charges made against the variable annuity or variable Life separate accounts, in proportion to the votes received from contractholders Or policyowners.

     the fund is not required to hold annual policyholder meetings, but special Meetings may be called for certain purposes such as electing directors, changing Fundamental policies, or approving a management contract. As a policyholder, you Receive one vote for each share you own.

                                    APPENDIX
                                    --------

Corporate  bond  ratings

Moody's  investors  service  inc.'s/standard  &  poor's  municipal bond ratings:
     aaa/aaa: best quality. These bonds carry the smallest degree of investment Risk and are generally referred to as "gilt edge." Interest payments are Protected by a large or by an exceptionally stable margin and principal is Secure. This rating indicates an extremely strong capacity to pay principal and Interest.
     aa/aa: bonds rated aa also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of Instances they differ from aaa issues only in small degree. They are rated lower Than the best bonds because margins of protection may not be as large as in aaa Securities, fluctuation of protective elements may be of greater amplitude, or There may be other elements present which make long-term risks appear somewhat Larger than in aaa securities.
     a/a: upper-medium grade obligations. Factors giving security to principal And interest are considered adequate, but elements may be present which make the Bond somewhat more susceptible to the adverse effects of circumstances and Economic conditions.
     baa/bbb: medium grade obligations; adequate capacity to pay principal and Interest. Whereas they normally exhibit adequate protection parameters, adverse Economic conditions or changing circumstances are more likely to lead to a Weakened capacity to pay principal and interest for bonds in this category than For bonds in the a category.
     ba/bb, b/b, caa/ccc, ca/cc: debt rated in these categories is regarded as Predominantly speculative with respect to capacity to pay interest and repay
Principal. There may be some large uncertainties and major risk exposure to Adverse conditions. The higher the degree of speculation, the lower the rating.
     c/c:  this  rating  is  only  for  no-interest  income  bonds.
     d:  debt  in  default;  payment of interest and/or principal is in arrears.

Commercial  paper  ratings

Moody's  investors  services,  inc.
     a prime rating is the highest commercial paper rating assigned by moody's Investors service, inc. Issuers rated prime are further referred to by use of Numbers 1, 2, and 3 to denote relative strength within this highest Classification. Among the factors considered by moody's in assigning ratings for An issuer are the following: (1) management; (2) economic evaluation of the Inherent uncertain areas; (3) competition and customer acceptance of products;
(4) liquidity; (5) amount and quality of long-term debt; (6) ten year earnings Trends; (7) financial strength of a parent company and the relationships which Exist with the issuer; and (8) recognition by management of obligations which May be present or may arise as a result of public interest questions and Preparations to meet such obligations.

Standard  &  poor's  corporation
     commercial paper rated a by standard & poor's corporation has the following
Characteristics: liquidity ratios are better than the industry average. Long Term senior debt rating is "a" or better. In some cases bbb credits may be Acceptable. The issuer has access to at least two additional channels of Borrowing. Basic earnings and cash flow have an upward trend with allowance made For unusual circumstances. Typically, the issuer's industry is well established, The issuer has a strong position within its industry and the reliability and Quality of management is unquestioned. Issuers rated a are further referred to By use of numbers 1, 2, and 3 to denote relative strength within this Classification.

PART C. OTHER INFORMATION

Item 23. Exhibits

99B.1a. Restated Articles of Incorporation of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

     b. Articles Supplementary of Acacia Capital Corporation, incorporated by reference to Post-Effective Amendment No. 31, dated 4/25/96, accession number 0000708950-96-000005.

     c. Articles Supplementary of Acacia Capital Corporation incorporated by reference to Post-Effective Amendment No. 32, dated 4/22/97, accession number 0000708950-97-000006.

     d. Articles of Amendment of Acacia Capital Corporation to change name to Calvert Variable Series, Inc., and to change the name of each series, incorporated by reference to Post-Effective Amendment No. 33, dated 2/12/98, accession number 0000708950-98-000002.


99B.2 Amended By-laws of Calvert Variable Series, Inc., incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

99.B5. Investment Advisory Agreement, incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

99.B5.a Sub-Investment Advisory Agreements, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.

99.B6 Underwriting Agreement, incorporated by reference to Post-Effective Amendment No. 34, dated 4/30/98, accession number
          0000708950-98-000006.

99.B8. Custody Agreement, incorporated by reference to Post-Effective Amendment No. 37, dated 4/30/99, accession number 0000708950-99-000009.

99.B9 Deferred Compensation Agreement, incorporated by reference to Post-Effective Agreement No. 31, dated 4/25/96, accession number 0000708950-96-000005.

99.B9a Transfer Agency Contract and Shareholder Servicing Contract, incorporated by reference to Post-Effective Amendment No. 34, dated 4/30/98, accession number 0000708950-98-000006.

99.B9.b. Administrative Services Agreement incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B10   Opinion and Consent of Counsel filed herewith.

99.B11.  Consent of Independent Accountants (Not Applicable).

99.B15 Plan of Distribution incorporated by reference to Registrant's Post-Effective Amendment No. 28, July 19, 1995, for Class A and Post-Effective Amendment No. 34, March 31, 1998 for
         Class B and C Share incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B17.a Multiple-class plan pursuant to Investment Company Act of 1940 Rule
         18f-3, as amended on September 12, 1999, incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.

99.B17.b Power of Attorney Forms signed by each Director/Trustee, incorporated by reference to Registrant's Post-Effective Amendment No. 39, dated January 28, 1999, accession number 000070103999000001

99.B18 Code of Ethics incorporated by reference to Post-Effective Amendment No. 39, dated April 27, 2000, accession number 0000708950-00-000015.



Item 24. Persons Controlled by or Under Common Control With Registrant

         Not applicable.


Item 25. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $5 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $9 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 26. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity

Barbara J. Krumsiek        Calvert Variable Series, Inc.          Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund
                           Calvert Social Index Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.      Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------

Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.
                           Calvert Social Index Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------

Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------


Charles T. Nason           Ameritas Acacia Mutual Holding Company  Officer
                           Acacia Life Insurance             and  Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------

Robert-John H.             Ameritas Acacia Mutual Holding Company Officer
                           Acacia Life Insurance

                           Acacia National Life Insurance         Officer
                           Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Life Insurance                  Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Square, L.L.C.           Director
                           Realty Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           The Advisors Group, Ltd.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.
                           Calvert Social Index Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------

Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.
                           Calvert Social Index Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.
                           Calvert Social Index Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------

Jennifer Streaks           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814

Victor Frye                Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Ltd.               Counsel
                           Broker-Dealer and                      and
                           Investment Advisor                     Compliance
                           7315 Wisconsin Avenue                  Manager
                           Bethesda, Maryland 20814
                           ---------------

Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Calvert Variable Series, Inc.
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert Social Index Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------

Matthew D. Gelfand         Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           Strategic Investment Management        Officer
                           Investment Advisor
                           1001 19th Street North
                           Arlington, Virginia 20009
                           ------------------

Item 27. Principal Underwriters

         (a) Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert New World Fund, Inc., Calvert Variable Series, Inc., and Calvert Social Index Fund.

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address*          Underwriter                    Registrant

Barbara J. Krumsiek        Director and President President and Trustee

Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice     Vice President and
                           President and Secretary        Secretary

Craig Cloyed               Senior Vice President            None

Karen Becker               Vice President, Operations       None

Matthew Gelfand            Vice President                   None

Geoffrey Ashton            Regional Vice President          None

Martin Brown               Regional Vice President          None

Bill Hairgrove             Regional Vice President          None

Anthony Eames              Regional Vice President          None

Steve Himber               Regional Vice President          None

Tanya Williams             Regional Vice President          None

Ben Ogbogu                 Regional Vice President          None

Christine Teske            Regional Vice President          None

Jennifer Streaks           Assistant Secretary              None

Susan Walker Bender        Assistant Secretary            Assistant Secretary

Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

Victor Frye                Assistant Secretary              None
                           and Compliance Officer

*4550  Montgomery  Avenue,  Bethesda,  Maryland  20814

         (c)      Inapplicable.


Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 29. Management Services

         Not Applicable


Item 30. Undertakings

         Not Applicable

         SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 27th day of September, 2000.


CALVERT VARIABLE SERIES, INC.

By:
_______________**__________________
Barbara J. Krumsiek
President and Director


                                  SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                           Title                           Date


__________**____________            President and                     9/27/00
Barbara J. Krumsiek                 Trustee (Principal Executive Officer)


__________**____________            Principal Accounting              9/27/00
Ronald M. Wolfsheimer               Officer


__________**____________            Director                          9/27/00
Charles E. Diehl


__________**____________            Director                          9/27/00
Arthur J. Pugh


__________**____________            Director                          9/27/00
Frank H. Blatz, Jr.


**By Ivy Wafford Duke as Attorney-in-fact, pursuant to Power of Attorney /s/ Ivy Wafford Duke